As filed with the Securities and Exchange Commission on September 30, 2005


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 182


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 183


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                                David M. Whitaker
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                              Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue NW
                             Washington, D.C. 20036

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:
     X immediately upon filing pursuant to Rule 485, paragraph (b)(1) on _______ pursuant to Rule 485, paragraph (b)(1)
         60 days after filing pursuant to Rule 485, paragraph (a)(1)
         on _________________ pursuant to Rule 485, paragraph (a)(1)
         75 days after filing pursuant to Rule 485, paragraph (a)(2)
         on _________________ pursuant to Rule 485, paragraph (a)(2)

         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Brown Intermediate Income Fund, Brown Maryland Bond Fund, Mastrapasqua Growth Fund.

[LOGO]
BROWN ADVISORY
                                  PROSPECTUS
                                OCTOBER 1, 2005
                       BROWN ADVISORY MARYLAND BOND FUND
                             Institutional Shares
                    BROWN ADVISORY INTERMEDIATE INCOME FUND
                             Institutional Shares
                                   A Shares
  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]         TABLE OF CONTENTS
BROWN ADVISORY

          RISK/RETURN SUMMARY                                      2
               Brown Advisory Maryland Bond Fund
                    Investment Objective                           2
                    Principal Investment Strategies                2
                    Summary of Principal Investment Risks          3
                    Who May Want to Invest in the Fund             4
                    Performance Information                        5
               Brown Advisory Intermediate Income Fund             8
                    Investment Objective                           8
                    Principal Investment Strategies                8
                    Summary of Principal Investment Risks          9
                    Who May Want to Invest in the Fund            10
                    Performance Information                       10
          FEE TABLES                                              14
          PRINCIPAL INVESTMENT RISKS                              16
          MANAGEMENT                                              19
                    The Advisor                                   19
                    Other Service Providers                       21
                    Fund Expenses                                 21
          YOUR ACCOUNT                                            22
                    How to Contact the Funds                      22
                    General Information                           22
                    Buying Shares                                 25
                    Selling Shares                                31
                    Exchange Privileges                           35
                    Choosing a Share Class -- Brown
                      Advisory Intermediate Income Fund           37
                    Retirement Accounts                           42
          OTHER INFORMATION                                       43
                    Distributions                                 43
                    Taxes                                         43
                    Organization                                  44
          FINANCIAL HIGHLIGHTS                                    46

[LOGO]         RISK/RETURN SUMMARY
BROWN ADVISORY
CONCEPTS TO UNDERSTAND
BOND means a fixed income security with a long-term maturity, usually 5 years or longer.
FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.
INVESTMENT GRADE SECURITY means a fixed income security rated in one of the four highest long-term or two highest short-term ratings categories by an NRSRO or unrated and determined to be of comparable quality by the Fund's Advisor at the time of purchase.
MUNICIPAL SECURITY means a fixed income security issued by or on behalf of a state, its local governments and public financing authorities, and by U.S. territories and possessions.
NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates fixed income securities by relative credit risk. U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
NOTE means a fixed income security with a short-term maturity, usually less than 1 year.
MATURITY means the date on which a fixed income security is (or may be) due and payable.
This Prospectus offers Institutional Shares of Brown Advisory Maryland Bond Fund and Institutional and A Shares of Brown Advisory Intermediate Income Fund, formerly Brown Advisory Intermediate Bond Fund (each a "Fund" and collectively, the "Funds"). Institutional Shares are designed for institutional investors. A Shares are designed for retail investors.
BROWN ADVISORY MARYLAND BOND FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.

Although the Fund primarily invests in investment grade Maryland municipal securities, the Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions as well as U.S. Government securities. Normally, the Fund will invest at least 80% of the Fund's total assets in securities the interest of which is exempt from Federal and Maryland State income taxes.

Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities. The Fund invests in general obligation securities and revenue securities, including private activity bonds.

Generally, the average weighted maturity of the Fund's portfolio securities will be between 4 and 10 years.
                                                                             2
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  BROWN ADVISORY
THE ADVISOR'S PROCESS The Advisor continuously monitors economic factors such as interest rate outlook and technical factors such as the shape of the yield curve in combination with the stated objective of the Fund to determine an appropriate maturity profile for the Fund's investment portfolio. The Advisor then principally searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.
The Advisor may sell a fixed income security if:
  . Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
  .  The security subsequently fails to meet the Advisor's investment criteria
  . A more attractive security is found or funds are needed for another purpose . The Advisor believes that the security has reached its appreciation potential.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

SUMMARY OF PRINCIPAL INVESTMENT RISKS



GENERAL MARKET RISK. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


INTEREST RATE RISK. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

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BROWN ADVISORY

CREDIT RISK. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities. Generally, investment risk and price volatility increase as a security's credit rating declines.


PREPAYMENT/EXTENSION RISK. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.


MARYLAND BONDS AND MUNICIPAL SECURITIES RISK. Adverse economic or political factors in Maryland will affect the Fund's NAV more than if the Fund invested in more geographically diverse investments.


NON-DIVERSIFICATION RISK. Concentration of the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.


See "Principal Investment Risks" for further information.

WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  .  Are a Maryland resident
  . Are an income-oriented investor in a high tax bracket and desire tax-exempt income
  .  Seek income and more price stability than stocks offer


  .  Are pursuing a long-term goal.
The Fund may NOT be appropriate for you if you:
  .  Are not a Maryland resident
  .  Are pursuing a short-term goal or are investing emergency reserves
  . Are investing funds in a tax-deferred or tax-exempt account (such as an IRA)
  .  Do not desire tax-exempt income.

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  BROWN ADVISORY
PERFORMANCE INFORMATION
The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's Institutional Shares for each full calendar year that the Fund has operated.
                                    [CHART]
   2001    2002    2003    2004
  ------  ------  ------  ------
   4.78%   8.99%   3.41%   2.17%

     The calendar year-to-date total return as of June 30, 2005 was 0.65%.


During the periods shown in the chart, the highest quarterly return was 4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was -2.03% (for the quarter ended June 30, 2004).

[LOGO]
BROWN ADVISORY

AVERAGE ANNUAL TOTAL RETURN The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of the Fund's Institutional Shares as of December 31, 2004, to the Lehman Brothers 1-10 Year Blended Municipal Bond Index and the Lehman Brothers 7-Year Municipal Bond Index.


                                                   1        SINCE
                                                  YEAR  INCEPTION/(1)/
          Return Before Taxes                     2.17%     4.88%
          Return After Taxes on Distributions     2.17%     4.87%
          Return After Taxes on Distributions and
          Sale of Fund Shares                     2.40%     4.67%
          ------------------------------------------------------------


          LEHMAN BROTHERS 1-10 YEAR BLENDED MUNICIPAL
          BOND INDEX                                  2.92% 5.35%/(2)/
          LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX 3.15% 6.00%/(2)/

/(1)/The Fund commenced operations on December 21, 2000.
/(2)/For the period from December 31, 2000 through December 31, 2004.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The returns after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

In the past, the Fund has compared its performance to the Lehman Brothers 7-Year Municipal Bond Index, but in the future, the Fund intends to compare its performance to the Lehman Brothers 1-10 Year Blended Municipal Bond Index. Since the Fund holds bonds with a broader range of maturities than the Lehman Brothers 7-Year Municipal Bond Index incorporates, it is believed that the Lehman Brothers 1-10 Year Blended Municipal Bond Index is more representative of shareholder expectations and more accurately reflects the Fund's investment strategy. The Lehman Brothers 1-10 Year Blended Municipal Bond Index is a market index of high quality, domestic fixed

  [LOGO]
  BROWN ADVISORY
income securities with maturities of less than 10 years. The Lehman Brothers 7-Year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 7 years. The indices are unmanaged and reflect reinvestment of interest and principal payments. Unlike the performance figures of the Fund, the indices' performance does not reflect the effect of expenses.
7

[LOGO]
BROWN ADVISORY
CONCEPTS TO UNDERSTAND
FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.
U.S. GOVERNMENT SECURITY means a fixed income security issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
MORTGAGE-BACKED SECURITY means a fixed income security representing an interest in a pool of underlying mortgage loans.
ASSET-BACKED SECURITY means a fixed income security representing an interest in an underlying pool of assets such as automobile loans or credit card receivables.
MATURITY means the date on which a fixed income security is (or may be) due and payable.
NRSRO means a "nationally recognized statistical rating organization," such as Standard & Poor's, that rates fixed income securities by relative credit risk. YIELD CURVE means a graph that plots the yield of all fixed income securities of similar quality against the securities' maturities.
BROWN ADVISORY INTERMEDIATE INCOME FUND

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities such as U.S. Government securities, corporate fixed income securities, mortgage-backed and asset-backed securities ("80% Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes its 80% Policy.


PORTFOLIO MATURITY The Fund invests in fixed income securities that primarily have a maturity that is between 1 and 10 years. Under normal circumstances, the Fund's portfolio will have an average dollar weighted maturity between 3 and 10 years ("Maturity Policy"). The Fund must provide shareholders with 60 days' prior written notice if it changes the limitations associated with its Maturity Policy. The stated average maturity of the Fund may be different from the weighted average maturity due to several factors including prepayment patterns as well as call and put features of the fixed income securities held by the Fund.

The Fund also expects to have an average duration of 2 to 5 years. Duration is a measurement of interest rate sensitivity. For example, if interest rates increase by 1%, under the Fund's duration policy, the value of the Fund may decrease between 2% to 5%.

PORTFOLIO SECURITIES CREDIT RATINGS The Fund may invest in a fixed income security, if at the time of its purchase, the fixed income security is rated in the top four rating categories of an NRSRO or is unrated and deemed to be of comparable quality by the Advisor.

THE ADVISOR'S PROCESS The Advisor determines the appropriate degree of interest rate risk (duration) and maturity structure (yield curve positioning) for the portfolio. This is based on its analysis of economic factors such as the
                                                                             8
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  [LOGO]
  BROWN ADVISORY
interest rate outlook and technical factors such as the shape of the yield curve. The Advisor then determines the relative and absolute attractiveness of each of the market sectors -- corporate securities, mortgage-backed securities, asset-backed securities and Treasury and agency securities. Finally, it searches for securities from each sector which meet the maturity and duration needs of the Fund's portfolio.
The Advisor may sell a fixed income security if:
  . Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio
  .  The security subsequently fails to meet the Advisor's investment criteria
  . A more attractive security is found or funds are needed for another purpose . The Advisor believes that the security has reached its appreciation potential.

TEMPORARY DEFENSIVE POSITION In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker's acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund's performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.
SUMMARY OF PRINCIPAL INVESTMENT RISKS

GENERAL MARKET RISK. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments.


INTEREST RATE RISK. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.


CREDIT RISK. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

[LOGO]
BROWN ADVISORY

Generally, investment risk and price volatility increase as a security's credit rating declines.


PREPAYMENT/EXTENSION RISK. Issuers may experience an acceleration in prepayments of mortgage loans or other receivables backing the issuers' fixed income securities when interest rates decline, which can shorten the maturity of the security, force the Fund to invest in securities with lower interest rates, and reduce the Fund's return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of a fixed income security and causing the value of the security to decline.


See "Principal Investment Risks" for further information.



WHO MAY WANT TO INVEST IN THE FUND
The Fund may be appropriate for you if you:
  .  Seek income
  .  Seek capital preservation
  .  Are pursuing a long-term goal
  .  Are willing to accept the risks of investing in fixed income securities.

The Fund may NOT be appropriate for you if you:
  . Are pursuing a short-term goal or are investing emergency reserves . Are seeking capital appreciation
  .  Can not tolerate fluctuation in the value of your investments.


PERFORMANCE INFORMATION
The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.

PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

Prior to September 20, 2002, the A Shares and Institutional Shares of the Fund were classes of the Short-Intermediate Income Fund, Inc., another mutual fund (the "Predecessor Fund"). The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund.
                                                                             10
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  [LOGO]
  BROWN ADVISORY
The performance of the A Shares and Institutional Shares for periods prior to September 20, 2002 is that of the A and Institutional Shares, respectively, of the Predecessor Fund.

CALENDAR YEAR TOTAL RETURNS The following chart shows the annual total return of the Fund's A Shares for the past ten years.

                                    [CHART]
 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
------  ------  ------  ------  ------  ------  ------  ------  ------  ------
15.54%   4.01%   7.13%   6.81%   0.70%  9.68%    8.03%   7.24%   3.59%   2.90%

     The calendar year-to-date total return as of June 30, 2005 was 1.29%.


The bar chart does not reflect sales charges. If it did, returns would be less than those shown. During the periods shown in the chart, the highest quarterly return in any calendar quarter was 4.98% (for the quarter ended June 30, 1995) and the lowest quarterly return in any calendar quarter was -1.87% (for the quarter ended June 30, 2004).

11
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[LOGO]
BROWN ADVISORY

AVERAGE ANNUAL TOTAL RETURN The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of the Fund's A Shares as of December 31, 2004, to the Lehman Brothers Intermediate Aggregate Bond Index. The table also compares the average annual total return before taxes of Institutional Shares to the Lehman Brothers Intermediate Aggregate Bond Index. After-tax returns for Institutional Shares will vary.


                                            1      5    10       SINCE
                                           YEAR  YEARS YEARS INCEPTION/(1)/
     Return Before Taxes -- A Shares/(2)/  1.36% 5.94% 6.33%      N/A
     Return After Taxes on
     Distributions -- A Shares/(2)/       -0.01% 4.07% 4.16%      N/A
     Return After Taxes on
     Distributions -- A Shares/(2)/
     and Sale of Fund Shares               0.87% 3.92% 4.06%      N/A


           Return Before Taxes --
           Institutional Shares/(3)/    3.21% 6.53%   N/A 5.93%
           ---------------------------------------------------------
           LEHMAN BROTHERS INTERMEDIATE
           AGGREGATE BOND INDEX         3.74% 7.23% 7.33% 6.57%/(4)/




/(1)/The Fund commenced operations on November 2, 1995.


(2)These figures assume the reinvestment of dividends and capital gain distributions and include the impact of maximum sales charges.


/(3)/These figures assume the reinvestment of dividends and capital gain distributions.



/(4)/For the period from October 31, 1995 through December 31, 2004.
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
                                                                             12
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  [LOGO]
  BROWN ADVISORY

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Lehman Brothers Intermediate Aggregate Bond Index, the Fund's primary benchmark, is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities and durations in the intermediate range. This index represents a sector of the Lehman Brothers Aggregate Bond Index. Unlike the performance figures of the Fund, the index's performance does not reflect the effect of expenses.
13

[LOGO]         FEE TABLES
BROWN ADVISORY
The following tables describe the various fees and expenses that you will pay if you invest in a Fund class. Shareholder fees are charges you pay when buying, selling, or exchanging shares of a Fund class. Operating expenses, which include fees of the Advisor, are paid out of a Fund class' assets and are factored into the Fund class' share price rather than charged directly to shareholder accounts.

                                                  BROWN ADVISORY      BROWN ADVISORY
SHAREHOLDER FEES                                  MARYLAND BOND    INTERMEDIATE INCOME
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)              FUND                FUND
                                                  INSTITUTIONAL  INSTITUTIONAL     A
                                                      SHARES        SHARES       SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)      None          None      1.50%/(1)/
Maximum Deferred Sales Charge (Load) Imposed on
Redemptions (as a percentage of the sale price)        None          None      0.50%/(2)/


 Maximum Sales Charge (Load) Imposed on
 Reinvested Distributions                             None            None      None
 Redemption Fee (as a percentage of amount redeemed) 1.00%/(3)/      1.00%/(3)/ None
 Exchange Fee (as a percentage of amount redeemed)   1.00%/(3)/      1.00%/(3)/ None
 Maximum Account Fee                                  None            None      None


 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees                                     0.50%            0.35%      0.35%
 Distribution (12b-1) Fees                           None              None      0.25%
 Other Expenses/(4)/                                 0.31%            0.28%      0.37%


TOTAL ANNUAL FUND OPERATING EXPENSES/(4)/            0.81%             0.63%      0.97%

/(1)/No initial sales charge is applied to purchases of $1 million or more. /(2)/A contingent deferred sales charge ("CDSC") of 0.50% will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.
/(3)/Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" and "Exchanges Privileges" for additional information.

/(4)/Based on projected amounts for the Fund's fiscal year ending May 31, 2006.

                                                                             14
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EXAMPLE
The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund class for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's Total Annual Fund Operating Expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      BROWN ADVISORY      BROWN ADVISORY
                                    MARYLAND BOND FUND INTERMEDIATE INCOME FUND
                                      INSTITUTIONAL    INSTITUTIONAL     A
                                          SHARES          SHARES       SHARES
     1 YEAR                               $   83           $ 64        $  249
     3 YEARS                                $259           $202        $  459
     5 YEARS                             $   450           $351        $  686
     10 YEARS                            $ 1,002           $786        $1,340

[LOGO]         PRINCIPAL INVESTMENT RISKS
BROWN ADVISORY


An investment in a Fund is subject to one or more of the risks identified in the following table. The identified risks are discussed in more detail in the disclosure that immediately follows the table.


                 FUND                                   RISK
 Brown Advisory Maryland Bond Fund      General Market Risk; Interest Rate
                                        Risk; Credit Risk;
                                        Prepayment/Extension Risk; Maryland
                                        Bonds and Municipal Securities Risk;
                                        Non-Diversification Risk
 Brown Advisory Intermediate Income     General Market Risk; Interest Rate
 Fund                                   Risk; Credit Risk;
                                        Prepayment/Extension Risk


GENERAL MARKET RISK


An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A Fund's NAV, yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. A Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in a Fund or a Fund could under perform other investments due to, among other things, poor investment decisions by the Advisor.


INTEREST RATE RISK


The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which a Fund invests. The longer a fixed income security's duration, the more its value typically falls in response to an increase in interest rates.

                                                                             16
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  [LOGO]
  BROWN ADVISORY

CREDIT RISK


The financial condition of an issuer of a fixed income security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security's credit rating declines. Accordingly, the value of your investment in a Fund may change in response to changes in the credit ratings of that Fund's portfolio securities. A Fund may invest in fixed income securities that are issued by U.S. Government sponsored entities such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Association, and the Federal Home Loan Banks. Investments in these securities involve credit risk as they are not backed by the full faith and credit of the U.S. Government.


PREPAYMENT/EXTENSION RISK


Issuers may prepay certain fixed income securities when interest rates fall, forcing a Fund to invest in securities with lower yields and thus reducing its income. A Fund may be exposed to greater prepayment risk because a Fund invests in mortgage-backed and asset-backed securities. Issuers may decrease prepayments of principal when interest rates increase, extending the average life and duration of a fixed income security and causing the value of the security to decline. There is a greater risk that a Fund will lose money due to extension risk because that Fund invests in mortgage-backed and asset-backed securities.


MARYLAND BONDS AND MUNICIPAL SECURITIES RISK


If a Fund invests in Maryland fixed income securities, economic or political factors in Maryland may adversely affect issuers of the Maryland municipal securities in which that Fund invests. Adverse economic or political factors will affect a Fund's NAV more than if that Fund invested in more geographically diverse investments. As a result, the value of a Fund's assets may fluctuate more widely than the value of shares of a fund investing in securities relating to a number of different states.

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BROWN ADVISORY

In addition to the state's general obligations, a Fund will invest a significant portion of its assets in bonds that are rated according to the issuer's individual creditworthiness, such as bonds of local governments and public authorities. While local governments in Maryland depend principally on their own revenue sources, they could experience budget shortfalls due to cutbacks in state aid. Certain Fund holdings do not rely on any government for money to service their debt. Bonds issued by governmental authorities may depend wholly on revenues generated by the project they financed or on other dedicated revenue streams. The credit quality of these "revenue" bonds may vary from that of the state's general obligations.


The following is a summary of the NRSRO ratings for Maryland municipal securities. Maryland general obligation bonds were rated Aaa by Moody's Investor Services as of July 15, 2005 and AAA by Standard & Poor's as of
April 5, 2005. There can be no assurance that Maryland general obligation bonds or the securities of any Maryland political subdivision, authority or corporation owned by a Fund will be rated in any category or will not be downgraded by an NRSRO. Further information concerning the State of Maryland is contained in the SAI.


NON-DIVERSIFICATION RISK




If a Fund is "non-diversified," its investments are not required to meet certain diversification requirements under Federal law. A "non-diversified" Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

                                                                             18
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MANAGEMENT [LOGO]
           BROWN ADVISORY
Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices, and discuss other matters affecting each Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.
THE ADVISOR

Each Fund's Advisor is Brown Investment Advisory Incorporated, 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231. The Advisor has provided investment advisory services to each Fund since each Fund's inception. The Advisor does business under the name Brown Advisory, Inc. The Advisor is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated, a holdings company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name Alex. Brown Capital Advisory & Trust Company. The Advisor and its affiliates ("Brown") have provided investment advisory and management services to clients for over 10 years. As of June 30, 2005, the Advisor and its affiliates had approximately $5.6 billion of assets under management.

The Advisor receives an annual advisory fee from each Fund at an annual rate of each Fund's average annual daily net assets as indicated below. For the fiscal period/year ended May 31, 2005, the Advisor received, after applicable fee waivers, an advisory fee at an annual rate of each Fund's average annual daily net assets as follows:

                                                  ANNUAL    ADVISORY FEE
                                               ADVISORY FEE   RETAINED
       Brown Advisory Maryland Bond Fund          0.50%        0.44%
       Brown Advisory Intermediate Income Fund    0.35%        0.31%

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A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Advisor with respect to the Fund will be included in the Fund's semi-annual report for the six months ended November 30, 2005 and is currently available in the SAI.

Subject to the general control of the Board, the Advisor makes investment decisions for each Fund. Each Fund's SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in a Fund.

PORTFOLIO MANAGERS

Mr. Paul D. Corbin and Ms. Monica M. Hausner are the portfolio managers for Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund. While Mr. Corbin and Ms. Hausner share responsibility for the day-to-day management of each Fund, Mr. Corbin retains final decision making authority with respect to the management of Brown Advisory Intermediate Income Fund while Ms. Hausner retains final decision making authority with respect to Brown Advisory Maryland Bond Fund.


PAUL D. CORBIN has been a member of Brown's senior management since 1998 and the lead fixed income Portfolio Manager for Brown Advisory Intermediate Income Fund since its inception in 1991 and a fixed income Portfolio Manager for Brown Advisory Maryland Bond Fund since its inception in 2000. Since 1991, he has been responsible for fixed income trading with a focus in taxable bonds.
Mr. Corbin has over 22 years investment experience, managing both taxable and non-taxable portfolios and trading with a concentration in taxable bonds. He has been with Brown and its predecessors for over 14 years. Prior to joining Brown, he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First Maryland Asset Management. Mr. Corbin received a B.A. from the University of Virginia in 1974 and a M.B.A. from George Washington university in 1981.


MONICA M. HAUSNER has been a fixed income Portfolio Manager since 1992 and has been Portfolio Manager for Brown Advisory Maryland Bond Fund since its inception in 2000 and a Portfolio Manager for Brown Advisory Intermediate Income Fund since 1992. She has been responsible for fixed income trading with

                                                                             20
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  BROWN ADVISORY

a focus in tax-exempt bonds since 1997. Ms. Hausner has been with Brown and its predecessors for over 13 years and has managed both multi-billion dollar cash management funds and separate accounts. Prior to joining Brown, she was a Vice President at First Maryland Asset Management. She received her B.S. from Towson University in 1983.

OTHER SERVICE PROVIDERS
Citigroup Fund Services, LLC, through its various affiliates ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to each Fund.

Foreside Fund Services, LLC, each Trust's principal underwriter (the "Distributor') acts as the Trust's representative in connection with the offering of each Fund's shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Citigroup or its affiliated companies.

FUND EXPENSES
Each Fund pays for its own expenses. Expenses of a Fund class include that class' own expenses as well as Trust expenses that are allocated between the Fund, its classes of shares and all other funds of the Trust. The Advisor or other service providers may waive all or any portion of their fees and reimburse certain expenses of a Fund or class. Any waiver or expense reimbursement increases a Fund's performance for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date. 21
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[LOGO]         YOUR ACCOUNT
BROWN ADVISORY
HOW TO CONTACT THE FUNDS
WRITE TO US AT:
  Brown Advisory Funds
  P.O. Box 446
  Portland, Maine 04112
OVERNIGHT ADDRESS:
  Brown Advisory Funds
  Two Portland Square
  Portland, Maine 04101
TELEPHONE US AT:
  (800) 540-6807 (toll free)
WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
  Citibank, N.A.
  New York, New York
  ABA #021000089
FOR CREDIT TO:
  Citigroup Fund Services, LLC
  Account # 30576692
  Re: (Name of Your Fund and Class
  (Your Name)
  (Your Account Number)
GENERAL INFORMATION
You may purchase or sell (redeem) shares of each Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, each Fund class may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of each Fund class at the NAV of a share of that class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form (as described in this Prospectus on pages 25 through 42). For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV of the relevant Fund class plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from either Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED Each Fund class calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, each Fund class may accept and process shareholder orders and calculate a NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.
                                                                             22
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The NAV of each Fund class is determined by taking the market value of the class' total assets, subtracting the class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean of the current bid and asked price. Fixed income securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.


Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early,
(ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which a Fund calculates its NAV, or (iii) events occur after the close of the securities markets on which each Fund's portfolio securities primarily trade but before the time as of which each Fund calculates it's NAV. Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.



TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Funds or the classes thereof. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such
23
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BROWN ADVISORY
as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC an amount equal to 50% of its annual advisory fee paid by a Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. Such payments may create an incentive for Brown Advisory Securities, LLC to recommend that you purchase Fund shares. The Advisor may also enter into arrangements with other financial institutions whereby the Advisor agrees to pay a financial institution a fee for inclusion of a Fund on the financial institution's mutual fund 'supermarket' platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Funds' overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


DISCLOSURE OF PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

                                                                             24
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BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Funds do not accepts purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

  CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds." For all other accounts, the check must be made payable on its face to "Brown Advisory Funds." A $20 charge may be imposed on any returned checks.

  ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

  WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.
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MINIMUM INVESTMENTS Each Fund accepts investments in the following minimum amounts:

                                                 MINIMUM    MINIMUM
                                                 INITIAL   ADDITIONAL
                                                INVESTMENT INVESTMENT
            BROWN ADVISORY MARYLAND BOND FUND
            INSTITUTIONAL SHARES
            Standard Accounts                       $ 5,000      $100

             Accounts with Systematic Investment Plans $ 2,000 $100
             BROWN ADVISORY INTERMEDIATE INCOME FUND
             INSTITUTIONAL SHARES
             Standard Accounts                         $50,000  N/A

             A SHARES
             Standard Accounts                         $ 2,000 $100
             Traditional and Roth IRA Accounts         $ 1,000  N/A
             Accounts with Systematic Investment Plans $   250 $100

                Qualified Retirement, Pension or Profit
                  Sharing Plans                         N/A N/A

                                                                             26
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ACCOUNT REQUIREMENTS
            TYPE OF ACCOUNT                          REQUIREMENT
 INDIVIDUAL, SOLE PROPRIETORSHIP AND    .  Instructions must be signed by all
 JOINT ACCOUNTS                            persons required to sign exactly
 Individual accounts and sole              as their names appear on the
 proprietorship accounts are owned by      account.
 one person. Joint accounts have two
 or more owners (tenants).
 GIFTS OR TRANSFERS TO A MINOR (UGMA,   .  Depending on state laws, you can
 UTMA)                                     set up a custodial account under
 These custodial accounts provide a        the UGMA or the UTMA.
 way to give money to a child and       .  The custodian must sign
 obtain tax benefits.                      instructions in a manner
                                           indicating custodial capacity.
 BUSINESS ENTITIES                      .  Submit a secretary's (or similar)
                                           certificate covering incumbency
                                           and authority.
 TRUSTS                                 .  The trust must be established
                                           before an account can be opened.
                                        .  Provide the first and signature
                                           pages from the trust document
                                           identifying the trustees.
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ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

A Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in a Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of a Fund's portfolio and result in increased administrative and
                                                                             28
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brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, each Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

Because a Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, a Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale or exchange of Institutional Shares of a Fund is subject to a redemption fee of 1.00% of the current NAV of shares redeemed/exchanged for any sale/exchange of shares made within 14 days of purchase. See "Selling Shares -- Redemption Fee" and "Exchange Privileges."


Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect a Fund or its operations.
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INVESTMENT PROCEDURES
        HOW TO OPEN AN ACCOUNT               HOW TO ADD TO YOUR ACCOUNT
 BY CHECK                               BY CHECK
 .  Call or write us for an account     .  Fill out an investment slip from a
    application                            confirmation or write us a letter
 .  Complete the application (and       .  Write your account number on your
    other required documents)              check
 .  Mail us your application (and       .  Mail us the slip (or your letter)
    other required documents) and a        and the check
    check
 BY WIRE                                BY WIRE
 .  Call or write us for an account     .  Call to notify us of your incoming
    application                            wire
 .  Complete the application (and       .  Instruct your financial
    other required documents)              institution to wire your money to
 .  Call us to fax the completed           us
    application (and other required
    documents) and we will assign you
    an account number
 .  Mail us your original application
    (and other required documents)
 .  Instruct your financial
    institution to wire your money to
    us
 BY ACH PAYMENT                         BY SYSTEMATIC INVESTMENT
 .  Call or write us for an account     .  Complete the systematic investment
    application                            section of the application
 .  Complete the application (and       .  Attach a voided check to your
    other required documents)              application
 .  Call us to fax the completed        .  Mail us the completed application
    application (and other required        and voided check
    documents) and we will assign you   .  We will electronically debit the
    an account number                      purchase amounts from the
 .  Mail us your original application      financial institution account
    (and other required documents)         identified on your account
 .  We will electronically debit the       application
    purchase amounts from the
    financial institution account
    identified on your account
    application
                                                                             30
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SYSTEMATIC INVESTMENTS (A SHARES ONLY FOR BROWN ADVISORY INTERMEDIATE INCOME
FUND) You may invest a specified amount of money in A Shares once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund class processes redemption orders promptly. Under normal circumstances, a Fund class will send redemption proceeds to you within a week. If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.
31
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
                     HOW TO SELL SHARES FROM YOUR ACCOUNT
   BY MAIL
   . Prepare a written request including:
   .  Your name(s) and signature(s)
   .  Your account number
   .  The Fund name and class
   .  The dollar amount or number of shares you want to sell
   .  How and where to send the redemption proceeds
   . Obtain a signature guarantee (if required)
   . Obtain other documentation (if required)
   . Mail us your request and documentation
   BY WIRE
   . Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
   . Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") or . Mail us your request (See "By Mail")
   BY TELEPHONE
   . Call us with your request (unless you declined telephone redemption privileges on your account application)
   . Provide the following information:
   .  Your account number
   .  Exact name(s) in which the account is registered
   .  Additional form of identification
   . Redemption proceeds will be:
   .  Mailed to you OR
   . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
   SYSTEMATICALLY
   . Complete the systematic withdrawal section of the application
   . Attach a voided check to your application
   . Mail us the completed application
   . Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.
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TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:
  .  Written requests to redeem $100,000 or more
  .  Changes to a shareholder's record name
  . Redemptions from an account for which the address or account registration has changed within the last 30 days
  . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
  . Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account.

The transfer agent reserves the right to require signature guarantees on all redemptions.

REDEMPTION FEE The sale of a Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund 33
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BROWN ADVISORY
to help offset transaction costs. To calculate redemption fees, each Fund uses the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. Each Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:
  . Redemptions in a deceased shareholder account if such an account is registered in the deceased name
  . Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)
  . Redemptions of shares purchased through a dividend reinvestment program . Redemptions pursuant to a systematic withdrawal plan



  . Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code ("IRC"), and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.



SMALL ACCOUNTS With respect to each Fund, if the value of your account falls below $50,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares ($5,000 for Brown Advisory Maryland Bond Fund) or $500 (excluding Qualified Retirement Accounts) with respect to A Shares, the Fund may ask you to increase your balance. If after 60 days, the account value is still below $50,000 (excluding Qualified Retirement Accounts) for Institutional Shares or $500 (excluding Qualified Retirement Accounts) for A Shares, the applicable Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two
                                                                             34
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  [LOGO]
  BROWN ADVISORY
or more occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.
EXCHANGE PRIVILEGES
You may exchange your Fund shares for shares of other mutual funds, including other Trust series. For a list of additional Trust series available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. Each Fund reserves the right to refuse any exchange request, particularly requests that could adversely affect a Fund or its operations.

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares -- Redemption Fee" for additional information. To calculate redemption fees, each Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. A Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.
35

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
                                HOW TO EXCHANGE
     BY MAIL
     . Prepare a written request including:
     .  Your name(s) and signature(s)
     .  Your account number
     .  The names of each fund (and class) you are exchanging
     . The dollar amount or number of shares you want to sell (and exchange)
     . Open a new account and complete an account application if you are requesting different shareholder privileges
     . Obtain a signature guarantee, if required
     . Mail us your request and documentation
     BY TELEPHONE
     . Call us with your request (unless you declined telephone redemption privileges on your account application)
     . Provide the following information:
     .  Your account number
     .  Exact name(s) in which account is registered
     .  Additional form of identification

                                                                             36
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  [LOGO]
  BROWN ADVISORY
CHOOSING A SHARE CLASS --
 BROWN ADVISORY INTERMEDIATE INCOME FUND
The following is a summary of the differences between Institutional Shares and A Shares of the Fund:

         INSTITUTIONAL SHARES                         A SHARES
 .  Designed for eligible institutions  .  Designed for retail investors
    (financial institutions,            .  Lower initial investment minimum
    corporations, trusts, estates and      than Institutional Shares
    religious and charitable            .  Investment minimums on subsequent
    organizations), employee benefit       investments are required for
    plans with assets of at least $10      investors
    million, and registered investment  .  Initial sales charge of 1.50% or
    advisors or financial planners         less; deferred sales charge of
    purchasing shares on behalf of         0.50% on purchases of $1 million
    clients and who charge asset-based     or more liquidated in whole or in
    or hourly fees                         part within two years of purchase
 .  Higher initial investment minimum   .  Higher expense ratio than
    than A Shares                          Institutional Shares due to Rule
 .  No investment minimums on              12b-1 distribution fees
    subsequent investments              .  No Redemption/Exchange fee
 .  No initial or deferred sales
    charges
 .  Lower expense ratio than A Shares
    because shareholder service fees
    of Institutional Shares are lower
    than Rule 12b-1 distribution fees
    of A Shares
 .  Redemption/Exchange fee of 1.00%.
    The Redemption/ Exchange fee does
    not apply to shares redeemed after
    14 days from the date of purchase

Sales charges and fees vary considerably between the Fund's classes. You should carefully consider the differences in the classes' fee and sales charge structures as well as the length of time you wish to invest in the Fund before choosing
37
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BROWN ADVISORY
which class to purchase. Please review the Fee Table and Sales Charge Schedules for the Fund before investing in the Fund. You may also want to consult with a financial adviser in order to help you determine which class is most appropriate for you. The following sub-sections summarize information you should know regarding sales charges applicable to purchases of A Shares of the Fund. Sales charge information is not separately posted under the mutual fund section (the "Section") of the Advisor's website located at www.brownadvisory.com because a copy of this prospectus containing such information is already available for review, free of charge, under the Section.

SALES CHARGE SCHEDULE -- A SHARES An initial sales charge is assessed on purchases of A Shares as follows:

                                  SALES CHARGE (LOAD)
                                        AS % OF:
                                    PUBLIC     NET ASSET
         AMOUNT OF PURCHASE     OFFERING PRICE VALUE/(1)/ REALLOWANCE %
         Less than $100,000         1.50%        1.52%        1.35%
         $100,000 but less than
           $500,000                 1.25%        1.27%        1.10%
         $500,000 but less than
           $1,000,000               1.00%        1.01%        0.90%
         $1,000,000 and up/(2)/     0.00%        0.00%        0.00%

/(1)/Rounded to the nearest one-hundredth percent.

/(2)/No initial sales charge applies on purchases of $1 million or more. A CDSC of up to 0.50% of the sale price will be charged on purchases of $1 million or more that are liquidated in whole or in part within two years of purchase.

The offering price for A Shares includes the relevant sales charge. The commission paid to the distributor is the sales charge less the reallowance paid to certain financial institutions purchasing shares. Normally, reallowances are paid as indicated in the above table. From time to time, however, the distributor may elect to reallow the entire sales charge for all sales during a particular period.


REDUCED SALES CHARGES You may qualify for a reduced initial sales charge on purchases of A Shares under rights of accumulation ("ROA") or a letter of intent ("LOI"). The transaction processing procedures maintained by

  [LOGO]
  BROWN ADVISORY
certain financial institutions through which you can purchase Fund shares may restrict the universe of accounts considered for purposes of calculating a reduced sales charge under ROA or LOI. For example, the processing procedures of a financial institution may limit accounts to those that share the same tax identification number or mailing address and that are maintained only with that financial institution. The Fund permits financial institutions to calculate ROA and LOI based on the financial institution's transaction processing procedures. Please contact your financial institution before investing to determine the process used to identify accounts for ROA and LOI purposes.

To determine the applicable reduced sale charge under ROA, the Fund or its agent will combine the value of your current purchase with the collective value of shares of the Fund and any other Trust series for which the Advisor provides management services (collectively, "Brown Shares") (as of the Fund's prior business day) that were purchased previously for accounts (i) in your name,
(ii) in the name of your spouse, (iii) in the name of you and your spouse
(iv) in the name of your minor child under the age of 21, and (v) sharing the same mailing address ("Accounts").

TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK FOR THE REDUCTION AT THE TIME OF PURCHASE. You must also provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children's ages), or other household members and, if requested by your financial institution, the following additional information regarding these Accounts:

  . Information or records regarding Brown Shares held in all accounts in your name at the transfer agent;


  . Information or records regarding Brown Shares held in all accounts in your name at a financial intermediary; and


  . Information or records regarding Brown Shares for Accounts at the transfer agent or another financial intermediary.

The Fund may amend or terminate this right of accumulation at any time.

You may also enter into an LOI, which expresses your intent to invest $100,000 or more in the Fund's A Shares in Accounts within a future period of thirteen months. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum

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BROWN ADVISORY
investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

Accounts subject to the LOI must be specifically identified in the LOI. Each purchase under an LOI will be made at the public offering price applicable at the time of the purchase to a single transaction of the dollar amount indicated in the LOI. If you do not purchase the minimum investment referenced in the LOI, you must pay the Fund an amount equal to the difference between the dollar value of the sales charges paid under the LOI and the dollar value of the sales charges due on the aggregate purchases of the A Shares as if such purchases were executed in a single transaction.

ELIMINATION OF INITIAL SALES CHARGES -- A SHARES Certain persons may also be eligible to purchase or redeem A Shares without a sales charge. No sales charge is assessed on the reinvestment of A Shares' distributions. No sales charge is assessed on purchases made for investment purposes by:

  . A qualified retirement plan under Section 401(a) of the IRC or a plan operating consistent with Section 403(b) of the IRC

  . Any bank, trust company, savings institution, registered investment advisor, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee
  . Trustees and officers of the Trust; directors, officers and full-time employees of the Advisor, the distributor, any of their affiliates or any organization with which the distributor has entered into a Selected Dealer or similar agreement; the spouse, sibling, direct ancestor or direct descendent (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative
  . Any person who has, within the preceding 90 days, redeemed Fund shares through a financial institution and completes a reinstatement form upon investment with that financial institution (but only on purchases in amounts not exceeding the redeemed amounts); and

  [LOGO]
  BROWN ADVISORY
  . Any person who exchanges into the Fund from another Trust series or other mutual fund that participates in the Trust's exchange program established for that Fund.

The Fund requires appropriate documentation of an investor's eligibility to purchase or redeem A Shares without a sales charge. Any shares so purchased may not be resold except to the Fund.

CONTINGENT DEFERRED SALES CHARGE SCHEDULE -- A SHARES A CDSC of 0.50% of the sale price is assessed on redemptions of A Shares that were part of a purchase of $1 million or more and that are liquidated in whole or in part within two years of purchase.

To satisfy a redemption request, the Fund will first liquidate shares that are not subject to a CDSC such as shares acquired with reinvested dividends and capital gains. The Fund will then liquidate shares in the order that they were first purchased until the redemption request is satisfied.

The Distributor pays a sales commission of 0.50% of the offering price of A shares to brokers that initiate and are responsible for purchases of $1 million or more.

RULE 12B-1 DISTRIBUTION AND SHAREHOLDER SERVICE FEES The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor a fee equal to 0.25% of the average daily net assets of A Shares for distribution services and the servicing of shareholder accounts. The distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial institutions that provide distribution and shareholder services with respect to A Shares.


The Trust has also adopted a Shareholder Service Plan under which the Fund may pay a fee of up to 0.05% of the average daily net assets of each Fund's Institutional Shares for shareholder services provided to the Funds by financial institutions, including the Advisor. It is expected that the Shareholder Service Plan will be activated for each Fund prior to May 31, 2006.


Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

41
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BROWN ADVISORY
RETIREMENT ACCOUNTS
Each Fund offers IRA accounts, including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION [LOGO]
                  BROWN ADVISORY
DISTRIBUTIONS
Each Fund distributes its net investment income monthly and any net capital gain realized at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

GENERAL Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amounts of your net sales proceeds and your tax basis in Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of sale or exchange.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

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BROWN ADVISORY
After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.


ADDITIONAL TAX MATTERS -- BROWN ADVISORY MARYLAND BOND FUND It is anticipated that substantially all of the Fund's net income will be exempt from Federal and Maryland state income taxes. Generally, the Fund's distributions will primarily consist of tax-exempt income.

Generally, you are not subject to Federal income tax on the Fund's distributions of its tax-exempt interest income other than the Federal alternative minimum tax ("AMT").

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.


ORGANIZATION
The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS [LOGO]
                     BROWN ADVISORY

The financial highlight tables are intended to help you understand the financial performance of each Fund for the last 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information for each Fund for the year ended May 31, 2005 has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The financial information for Brown Advisory Intermediate Income Fund A Shares and Institutional Shares for periods prior to September 20, 2002 is that of A and Institutional Shares, respectively, of the Predecessor Fund. The Advisor served as the Predecessor Fund's sub-investment advisor.

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
                                                                         SELECTED DATA FOR A SINGLE SHARE
                                ---------------------------------------------------------------------------------------------
                                                                                                DISTRIBUTIONS
                                                                                --------------------------------------------
                                NET ASSET    NET       NET REALIZED                                                 TOTAL
                                 VALUE,   INVESTMENT       AND       TOTAL FROM  FROM NET  FROM NET     FROM    DISTRIBUTIONS
                                BEGINNING   INCOME      UNREALIZED   INVESTMENT INVESTMENT REALIZED   RETURN OF      TO
                                OF PERIOD   (LOSS)     GAIN (LOSS)   OPERATIONS   INCOME    GAINS      CAPITAL  SHAREHOLDERS
BROWN ADVISORY MARYLAND BOND FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares          $10.44      0.30/(b)/     0.07         0.37      (0.30)      --/(j)/    --         (0.30)
 May 31, 2004
   Institutional Shares/(f)/      10.85      0.29         (0.41)       (0.12)     (0.29)      --         --         (0.29)
 May 31, 2003
   Institutional Shares/(g)/      10.29      0.34          0.56         0.90      (0.34)      --         --         (0.34)
   A Shares/(h)/                  10.64      0.03          0.21         0.24      (0.03)      --         --         (0.03)
 May 31, 2002
   Institutional Shares/(g)/      10.12      0.40          0.17         0.57      (0.40)      --         --         (0.40)
 May 31, 2001
   Institutional
   Shares/(g)(h)/                 10.00      0.17          0.12         0.29      (0.17)      --         --         (0.17)
BROWN ADVISORY INTERMEDIATE INCOME FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares          $10.71      0.41/(b)/     0.06         0.47      (0.42)      --         --         (0.42)
   A Shares                       10.55      0.37/(b)/     0.06         0.43      (0.39)      --         --         (0.39)
 May 31, 2004/(i)/
   Institutional Shares           10.92      0.18         (0.19)       (0.01)     (0.20)      --         --         (0.20)
   A Shares                       10.76      0.16         (0.18)       (0.02)     (0.19)      --         --         (0.19)
 December 31, 2003
   Institutional Shares           10.92      0.41          0.01         0.42      (0.42)      --         --         (0.42)
   A Shares                       10.76      0.40         (0.02)        0.38      (0.38)      --         --         (0.38)
 December 31, 2002
   Institutional Shares           10.65      0.52/(b)/     0.25/(b)/    0.77      (0.50)      --         --         (0.50)
   A Shares                       10.49      0.49/(b)/     0.25/(b)/    0.74      (0.47)      --         --         (0.47)
 December 31, 2001
   Institutional Shares           10.42      0.60          0.25         0.85      (0.62)      --         --         (0.62)
   A Shares                       10.28      0.56          0.25         0.81      (0.60)      --         --         (0.60)
 December 31, 2000
   Institutional Shares           10.08      0.64          0.32         0.96      (0.62)      --         --         (0.62)
   A Shares                        9.95      0.61          0.32         0.93      (0.60)      --         --         (0.60)

                                ----------------------
                                            NET ASSET
                                             VALUE,
                                REDEMPTION   END OF
                                FEES/(B)/    PERIOD
BROWN ADVISORY MARYLAND BOND FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             --       $10.51
 May 31, 2004
   Institutional Shares/(f)/        --        10.44
 May 31, 2003
   Institutional Shares/(g)/        --        10.85
   A Shares/(h)/                    --        10.85
 May 31, 2002
   Institutional Shares/(g)/        --        10.29
 May 31, 2001
   Institutional
   Shares/(g)(h)/                   --        10.12
BROWN ADVISORY INTERMEDIATE INCOME FUND
Year/Period Ended
 May 31, 2005
   Institutional Shares             --       $10.76
   A Shares                         --        10.59
 May 31, 2004/(i)/
   Institutional Shares             --/(j)/   10.71
   A Shares                         --        10.55
 December 31, 2003
   Institutional Shares             --        10.92
   A Shares                         --        10.76
 December 31, 2002
   Institutional Shares             --        10.92
   A Shares                         --        10.76
 December 31, 2001
   Institutional Shares             --        10.65
   A Shares                         --        10.49
 December 31, 2000
   Institutional Shares             --        10.42
   A Shares                         --        10.28

/(a)/All ratios for periods less than one year are annualized.
/(b)/Calculated based on average shares outstanding during the period. /(c)/Total return for periods less than one year are not annualized and does not include the effects of sales charges for A Shares.
/(d)/Reflects the expense ratio excluding any waivers and/or expense reimbursement for a Fund.
/(e)/Portfolio turnover for period less than one year are not annualized. /(f)/Effective December 31, 2003, A Shares were reclassified as Institutional
     Shares. For the period June 1, 2003 through December 31, 2003, total return for A Shares was 0.03%. For the aforementioned period, the annualized gross expenses and net expenses ratios for A Shares were 8.31% and 0.99%, respectively.
/(g)/Fund shares issued and outstanding as of February 11, 2003 were reclassified as Institutional Shares.
/(h)/Brown Advisory Maryland Bond Fund I Shares and A Shares commenced operations on December 21, 2000 and April 17, 2003, respectively.
                                                                             47
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  [LOGO]
  BROWN ADVISORY

                           RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
                                RATIOS TO AVERAGE NET ASSETS/(A)/
                            -----------------------------------
             NET ASSETS AT       NET                                  PORTFOLIO
  TOTAL      END OF PERIOD   INVESTMENT      NET          GROSS       TURNOVER
RETURN/(C)/ (000'S OMITTED) INCOME (LOSS)  EXPENSES    EXPENSES/(D)/  RATE/(E)/
   3.58 %       $73,981         2.80%       0.75%          0.81%          5%
  (1.10)%        69,829         2.73%       0.75%          0.84%          6%
   8.93 %        66,672         3.23%       0.48%          0.84%          5%
   2.23 %           102         2.22%       1.00%         24.97%          5%
   5.70 %        36,402         3.87%       0.25%          0.97%          7%
   2.95          30,458         3.91%       0.25%          1.28%          2%
   4.31 %       $96,484         3.77%       0.60%          0.64%         39%
   4.09 %        16,823         3.48%       0.88%          1.07%         39%
  (0.01)%        69,251         3.90%       0.60%          0.64%         14%
  (0.20)%        18,971         3.64%       0.85%          1.08%         14%
   3.91 %        66,533         3.77%       0.48%          0.61%         69%
   3.59 %        20,309         3.52%       0.73%          1.03%         69%
   7.43 %        78,309         4.84%       0.45%          0.61%         40%
   7.24 %        30,565         4.59%       0.70%          0.91%         40%
   8.36 %        50,160         5.60%       0.45%          0.65%         47%
   8.03 %        38,290         5.36%       0.70%          0.90%         47%
   9.91 %        45,758         6.34%       0.45%/(k)/     0.73%/(k)/    38%
   9.68 %        39,173         6.07%       0.70%/(k)/     0.98%/(k)/    38%

/(i)/Effective May 31, 2004, the Fund changed its fiscal year end from
     December 31 to May 31.
/(j)/Less than $0.01 per share.
/(k)/This ratio excludes custody credits.
48
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BROWN ADVISORY
                       BROWN ADVISORY MARYLAND BOND FUND
                             Institutional Shares
                    BROWN ADVISORY INTERMEDIATE INCOME FUND
                             Institutional Shares
                                   A Shares
FOR MORE INFORMATION
                          ANNUAL/SEMI-ANNUAL REPORTS
    Additional information about each Fund's investments is available in the Fund's annual/semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus.
                              CONTACTING THE FUND
     You can get free copies of the annual/semi-annual reports and the SAI, request other information, and discuss your questions about each Fund by contacting the Fund at:
                              Brown Advisory Funds
                                  P.O. Box 446
                              Portland, Maine 04112
                           (800) 540-6807 (toll free)

  The Funds' prospectus, SAI and annual/semi-annual reports are also available on the Advisor's website at www.brownadvisory.com.

                SECURITIES AND EXCHANGE COMMISSION INFORMATION

  You can also review each Fund's annual/semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the Securities
    and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.
  You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                        Email address: publicinfo@sec.gov
  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's website at www.sec.gov.
                   Investment Company Act File No. 811-03023

[MASTRAPASQUA ASSET MANAGEMENT LOGO]

MASTRAPASQUA GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN THE COMMON STOCK OF COMPANIES WHOSE VALUATION MAY NOT YET REFLECT THE PROSPECTS FOR ACCELERATED EARNINGS/CASH FLOW GROWTH. THE FUND DOES NOT
PAY RULE 12B-1 (DISTRIBUTION) FEES.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


OCTOBER 1, 2005



MASTRAPASQUA GROWTH FUND

PROSPECTUS

[LOGO]

                                    [GRAPHIC]



                                                              TABLE OF CONTENTS

                    RISK/RETURN SUMMARY                   2

                      Investment Objective                2
                      Principal Investment Strategies     2
                      Principal Investment Risks          3
                      Who May Want to Invest in the Fund  4

                    PERFORMANCE INFORMATION               5

                    FEE TABLE                             7

                    MANAGEMENT                            8

                      The Adviser                         8
                      Portfolio Managers                  8
                      Other Service Providers             9
                      Fund Expenses                       9

                    YOUR ACCOUNT                         10

                      How to Contact the Fund            10
                      General Information                10
                      Buying Shares                      12
                      Selling Shares                     16
                      Exchange Privileges                19
                      Retirement Accounts                19

                    OTHER INFORMATION                    20

                      Distributions                      20
                      Taxes                              20
                      Organization                       21

                    FINANCIAL HIGHLIGHTS                 22

                                    [GRAPHIC]



RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND

COMMON STOCK means an equity or ownership interest in a company.

ACCELERATED EARNINGS OR CASH FLOW GROWTH means a dramatic increase in a company's earnings and/or cash flow.

MARKET CAPITALIZATION means the value of a company's common stock in the stock market.

PRICE/EARNINGS RATIO means the price of a stock divided by its earnings per share.

INVESTMENT OBJECTIVE

Mastrapasqua Growth Fund (the "Fund") seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

PRINCIPAL INVESTMENT POLICIES The Fund invests primarily in the common stock of companies that Mastrapasqua Asset Management, Inc. (the Adviser") believes have a demonstrated record of achievement and excellent prospects for earnings or cash flow growth over a 3 to 5 year period. In selecting investments for the Fund, the Adviser also looks for the common stock of companies whose valuation may not yet reflect the prospects for accelerated earnings or cash flow growth.

The Fund seeks growth opportunities among companies of various market capitalizations but invests primarily in the common stock of domestic medium to large market capitalization companies. Medium and large capitalization companies have market capitalizations such as those included in the Russell 1000(R) Growth Index at the time of their purchase. From time to time, however, the Fund may invest in companies with a market capitalization of less than $1 billion and own securities of foreign-based companies. The Fund may also invest up to 15% of its assets in common stock that is not actively traded on a national or regional stock exchange or market.

THE ADVISER'S PROCESS In selecting investments for the Fund's portfolio, the Adviser looks for securities of companies that the Adviser believes has shown consistent above-average long-term growth in earnings and cash flow and has excellent prospects for future growth. Such companies generally have projected 3 to 5 year earnings and cash flow growth rates that exceed the Adviser's assessment of the companies' risk-adjusted price-to-earnings ratio.

A smaller portion of the Fund's investment portfolio may consist of securities of "accelerated earnings or cash flow growth" companies that the Adviser believes are either currently enjoying or are projected to enjoy a dramatic increase in earnings and/or cash flow. These companies often have been overlooked by the financial community and are believed by the Adviser to have valuations that have not been fully recognized by the market. In the Adviser's opinion, these companies may experience an uncharacteristically rapid growth rate during the immediate 18 to 36 months. These companies

                                    [GRAPHIC]




are typically newer additions to the portfolio and may become long-term holdings over time.

Changes in the Adviser's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund may make short-term trades in order to take advantage of changing market, industry or company conditions. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Adviser does not set a price target for its holdings in order to determine when to sell an investment, but generally will sell a security if one or more of the following occurs:

  .  A change in the fundamentals of a company or industry

  . The price of a security is deemed to be excessive when compared to its value

  . The Adviser believes that company management has not accurately assessed the company's prospects

TEMPORARY DEFENSIVE MEASURES In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position and invest without limit in cash and prime quality cash equivalents such as commercial paper and money market instruments. As a result, the Fund may be unable to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

GENERAL RISKS An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of the securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The principal risks of an investment in the Fund include:

  . The market may not recognize what the Adviser believes to be the true value of the stocks held for an unexpectedly long time.

  . The earnings of the companies in which the Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline.

  . The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the

                                    [GRAPHIC]




     market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company.

  . The Adviser's judgment as to the growth potential or value of a stock may prove to be wrong.

  . A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

  .  Are willing to tolerate significant changes in the value of your investment

  .  Are pursuing a long-term goal

  .  Are willing to accept higher short-term risk for potential long-term return

The Fund may NOT be appropriate for you if you:

  . Want an investment that pursues market trends or focuses only on particular sectors or industries

  .  Need regular income or stability of principal

  .  Are pursuing a short-term goal or investing emergency reserves

                                    [GRAPHIC]



                                                        PERFORMANCE INFORMATION


The following chart and table illustrate the variability of the Fund's returns. The chart and the table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's returns compare to a broad measure of market performance.


PERFORMANCE INFORMATION (BEFORE AND AFTER TAXES) REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total return for each full calendar year that the Fund has operated.

                                    [CHART]

 2001     2002     2003     2004
------   ------   ------   ------
-31.34%  -35.87%  39.55%    8.50%



    The calendar year-to-date total return as of June 30, 2005 was -2.24%.


During the periods shown in the chart, the highest quarterly return was 20.52% (for the quarter ended December 31, 2001) and the lowest quarterly return was -28.73% (for the quarter ended March 31, 2001).

                                    [GRAPHIC]






The following table compares the Fund's average annual total return, average annual total return after taxes on distributions and average annual total return after taxes on distributions and sale of Fund shares as of December 31, 2004 to the Russell 1000 Growth Index.



                                                      SINCE INCEPTION
                                               1 YEAR   (7/5/2000)
           Return Before Taxes                 8.50%      -12.97%
           Return After Taxes on Distributions 8.50%      -12.97%
           Return After Taxes on Distributions
             and Sale of Fund Shares           5.53%      -10.57%
           ----------------------------------------------------------
           Russell 1000 Growth Index           6.30%      -10.62%


After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of Fund shares may exceed the Fund's other returns before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Russell 1000 Growth Index measures the performance of the Russell 1000
Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index is unmanaged and reflects reinvestment of all dividends paid by the stocks included in the index. Unlike the performance figures of the Fund, the Russell 1000 Growth Index's performance does not reflect the effect of expenses.

                                    [GRAPHIC]



                                                                      FEE TABLE

The following table describes the various fees and expenses that you will pay if you invest in the Fund.

          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                      The Fund has no shareholder fees.

                        ANNUAL FUND OPERATING EXPENSES/(1)/
                        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                  Management Fees                       1.00%
                  Distribution (12b-1) Fees              None

                   Shareholder Service Fees             0.25%
                   Other Expenses                       1.11%
                   TOTAL ANNUAL FUND OPERATING EXPENSES 2.36%


                Fee Waiver and Expense Reimbursement/(2)/ 0.71%
                Net Expenses                              1.65%


/(1)/Based on amounts incurred during the Fund's fiscal year ended May 31, 2005 stated as a percentage of average daily net assets.
/(2)/Based on contractual fee waivers and expense reimbursements that may decrease after September 30, 2006. In addition to this contractual expense cap arrangement, the Adviser will voluntarily waive fees and/or reimburse the Fund's expenses, so that the Fund's Total Annual Fund Operating Expenses will not exceed 1.25%. Voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return that the Fund's Total Annual Fund Operating Expenses and Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                      1 YEAR/(1)/ 3 YEARS 5 YEARS 10 YEARS
                         $168      $669   $1,196   $2,642


/(1)/The costs for 1 year take into account fee waivers and expense reimbursements.

                                    [GRAPHIC]



MANAGEMENT


The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER

The Adviser is Mastrapasqua Asset Management, Inc., 814 Church Street, Suite 600, Nashville, TN 37203. The Adviser was incorporated in January 1993 and currently provides investment advisory services to individuals, pension and profit sharing plans, trusts, corporations and other business entities, as well as other investment companies.


Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended May 31, 2005, the Adviser waived a portion of its fee and only received an advisory fee equal to 0.46% of the Fund's average daily net assets.



A discussion summarizing the basis on which the Board most recently approved the continuation of the Investment Advisory Agreement between the Trust and the Adviser with respect to the Fund will be included in the Fund's semi-annual report for the six months ended November 30, 2005 and is currently available in the SAI.


As of August 31, 2005, the Adviser had approximately $1.1 billion in assets under management.

PORTFOLIO MANAGERS

Frank Mastrapasqua and Thomas Trantum are responsible for the day-to-day management of the Fund.

FRANK MASTRAPASQUA Chairman and Chief Executive Officer of the Adviser since 1993. Dr. Mastrapasqua has more than 30 years of experience in the investment industry and prior to his establishment of the Adviser, was a Partner and Director of Research at J.C. Bradford & Co. Prior to that, Dr. Mastrapasqua was a Senior Vice President, Chief Economist and Manager of Fixed Income Research at Salomon Smith Barney, Inc.

                                    [GRAPHIC]





THOMAS TRANTUM President of the Adviser since 1993. Mr. Trantum has more than 30 years experience in the investment industry and prior to the establishment of the Adviser, was a Partner and Senior Security Analyst at J.C. Bradford & Co. Prior to that, Mr. Trantum was Chief Executive Officer of Gulf & Mississippi Corporation, a railroad holding company.

The Fund's SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Fund.

OTHER SERVICE PROVIDERS


Citigroup Fund Services, LLC, ("Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.



Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor") acts as the Trust's representative in connection with the offering of Fund Shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.


The Trust has adopted a shareholder servicing plan under which the Trust pays Citigroup a fee at an annual rate of 0.25% of the Fund's average daily net assets for providing shareholder service activities that are not otherwise provided by the transfer agent. Citigroup may pay this fee to various financial institutions that provide shareholder servicing to their customers invested in the Fund.

FUND EXPENSES

The Fund pays for its own expenses. The Fund's expenses consist of its own expenses as well as Trust expenses that are allocated among the Fund and the other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any waiver or expense reimbursement increases the Fund's performance for the period during which the waiver or reimbursement was in effect and may not be recouped at a later date.


The Adviser has contractually undertaken to waive its fees and reimburse expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.65% or less of the average daily net assets of the Fund through September 30, 2006. In addition to this contractual expense cap arrangement, the Adviser will voluntarily waive fees and/or reimburse the Fund's expenses so that the Fund's Total Annual Fund Operating Expenses will not exceed 1.25%.

                                    [GRAPHIC]



YOUR ACCOUNT

HOW TO CONTACT THE FUND

WRITE TO US AT:
 Mastrapasqua Growth
 Fund
 P.O. Box 446
 Portland, Maine 04112
OVERNIGHT ADDRESS:
 Mastrapasqua Growth
 Fund
 Two Portland Square
 Portland, Maine 04101
TELEPHONE US AT:
 (800) 448-0982 (Toll Free)
WIRE INVESTMENTS (OR ACH PAYMENTS) TO US AT:

 Citibank, N.A.

 New York, New York
 ABA #021000089
FOR CREDIT TO:

 Citigroup Fund Services, LLC

 Account # 30576692
 Mastrapasqua Growth
 Fund
 (Your Name)
 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) the Fund's shares on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.


You may purchase or sell (redeem) Fund shares at the net asset value of a share ("NAV") next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 12 through 19). For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.


The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.


The Fund's NAV is determined by taking the market value of the Fund's total assets, subtracting the Fund's liabilities and then dividing the result (net assets) by the number of outstanding shares of the Fund.



The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the

                                    [GRAPHIC]





New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.





The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things (1) the exchange on which the Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.



Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions whereby the Adviser agrees to pay a financial institution for inclusion of the Fund on the financial institution's mutual fund "supermarket" platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily close your account in cases of threatening conduct or

                                    [GRAPHIC]




suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).


     CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Mastrapasqua Growth Fund" or to one or more owners of the account and endorsed to "Mastrapasqua Growth Fund." For all other accounts, the check must be made payable on its face to "Mastrapasqua Growth Fund." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                                   MINIMUM    MINIMUM
                                                   INITIAL   ADDITIONAL
                                                  INVESTMENT INVESTMENT
        Standard Accounts                           $2,000      $250
        Traditional and Roth IRA Accounts           $1,000      $250
        Accounts with Systematic Investment Plans   $1,000      $250

                                    [GRAPHIC]





ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT             REQUIREMENT

              INDIVIDUAL, SOLE          . Instructions must be
              PROPRIETORSHIP AND JOINT    signed by all persons
              ACCOUNTS                    required to sign
              Individual accounts are     exactly as their names
              owned by one person, as     appear on the account
              are sole proprietorship
              accounts. Joint accounts
              have two or more owners
              (tenants)

              GIFTS OR TRANSFERS TO A   . Depending on state
              MINOR (UGMA, UTMA)          laws, you can set up a
              These custodial accounts    custodial account
              provide a way to give       under UGMA or UTMA
              money to a child and      . The custodian must
              obtain tax benefits         sign instructions in a
                                          manner indicating
                                          custodial capacity

              BUSINESS ENTITIES         . Submit a secretary's
                                          (or similar)
                                          certificate covering
                                          incumbency and
                                          authority

              TRUSTS                    . The trust must be
                                          established before an
                                          account can be opened
                                        . Provide the first and
                                          signature pages from
                                          the trust documents
                                          identifying the
                                          trustees

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Funds cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have

                                    [GRAPHIC]




supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.


Focus is placed on identifying redemption transactions which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.


Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemptions. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.


The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

                                    [GRAPHIC]





INVESTMENT PROCEDURES


               HOW TO OPEN AN ACCOUNT     HOW TO ADD TO YOUR ACCOUNT

              BY CHECK                  BY CHECK
              . Call or write us for    . Fill out an investment
                an account application    slip from a
              . Complete the              confirmation or write
                application (and other    us a letter
                required documents)     . Write your account
              . Mail us your original     number on your check
                application (and other  . Mail us the slip (or
                required documents)       your letter) and the
                and a check               check

              BY WIRE                   BY WIRE
              . Call or write us for    . Call to notify us of
                an account application    your incoming wire
              . Complete the            . Instruct your
                application (and other    financial institution
                required documents)       to wire your money to
              . Call us to fax the        us
                completed application
                (and other required
                documents) and we will
                assign you an account
                number
              . Mail us your original
                application (and other
                required documents)
              . Instruct your
                financial institution
                to wire your money to
                us

              BY ACH PAYMENT            BY SYSTEMATIC INVESTMENT
              . Call or write us for    . Complete the
                an account application    systematic investment
              . Complete the              section of the
                application (and other    application
                required documents)     . Attach a voided check
              . Call us to fax the        to your application
                completed application   . Mail us the completed
                (and other required       original application
                documents) and we will    and voided check
                assign you an account   . We will electronically
                number                    debit the purchase
              . Mail us your original     amount from the
                application (and other    financial institution
                required documents)       identified in your
              . We will electronically    account application
                debit the purchase
                amount from the
                financial institution
                account identified in
                your account
                application

                                    [GRAPHIC]





SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your account at your designated financial institution by ACH payment. Systematic investments must be for at least $250.


CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.


SELLING SHARES

The Fund processes redemption orders promptly. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

                                    [GRAPHIC]





                           HOW TO SELL SHARES FROM
                                 YOUR ACCOUNT

                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The Fund name
                            . The dollar amount or
                              number of shares you
                              want to sell
                            . How and where to send
                              the redemption
                              proceeds
                           . Obtain a signature
                             guarantee (if required)
                           . Obtain other
                             documentation (if
                             required)
                           . Mail us your request
                             and documentation

                           BY WIRE
                           . Wire redemptions are
                             only available if your
                             redemption is for
                             $5,000 or more and you
                             did not decline wire
                             redemption privileges
                             on your account
                             application
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application) (See "By
                             Telephone") OR
                           . Mail us your request
                             (See "By Mail")

                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which the account is
                              registered
                            . Additional form of
                              identification
                           . Redemption proceeds
                             will be:
                            . Mailed to you OR
                            . Wired to you (unless
                              you declined wire
                              redemption privileges
                              on your account
                              application) (See "By
                              Wire")

                           SYSTEMATICALLY
                           . Complete the
                             systematic withdrawal
                             section of the
                             application
                           . Attach a voided check
                             to your application
                           . Mail us your original
                             completed application
                           . Redemption proceeds
                             will be electronically
                             credited to your
                             account at the
                             financial institution
                             identified on your
                             account application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You

                                    [GRAPHIC]




may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

  .  Written requests to redeem $100,000 or more

  .  Changes to a shareholder's record name

  . Redemptions from an account for which the address or account registration has changed within the last 30 days

  . Sending redemption and distribution proceeds to any person, address or financial institution account not on record

  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

  . Adding or changing ACH or wire instructions, telephone redemption or exchange option or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two or more occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the

                                    [GRAPHIC]




account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of another fund of the Trust. For a list of funds available for exchange, you may call the Transfer Agent. Because exchanges are a sale and purchase of shares, they may have tax consequences. The Fund reserves the right to refuse any exchange request, particularly requests that could adversely affect the Fund or its operations.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                               HOW TO EXCHANGE

                           BY MAIL
                           . Prepare a written
                             request including:
                            . Your name(s) and
                              signature(s)
                            . Your account number
                            . The names of each
                              fund you are
                              exchanging
                            . The dollar amount or
                              number of shares you
                              want to sell (and
                              exchange)
                           . Open a new account and
                             complete an account
                             application if you are
                             requesting different
                             shareholder privileges
                           . Obtain a signature
                             guarantee, (if
                             required)
                           . Mail us your request
                             and documentation

                           BY TELEPHONE
                           . Call us with your
                             request (unless you
                             declined telephone
                             redemption privileges
                             on your account
                             application)
                           . Provide the following
                             information:
                            . Your account number
                            . Exact name(s) in
                              which account is
                              registered
                            . Additional form of
                              identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. Fund shares may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

                                    [GRAPHIC]



OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income and pays those distributions quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund operates in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and the Fund's distribution of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

                                    [GRAPHIC]






The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.


The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

                                    [GRAPHIC]



FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. Total return in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all distributions). This information has been derived from the Fund's financial statements for the year ended May 31, 2005, which have been audited by Deloitte & Touche LLP. The Fund's financial statements and the report of the independent registered public accounting firm are included in the Annual Report dated May 31, 2005, which is available upon request, without charge.


                                       YEAR        YEAR      YEAR      YEAR       JULY 5,
                                       ENDED       ENDED     ENDED     ENDED    2000/(A)/ TO
                                      MAY 31,     MAY 31,   MAY 31,   MAY 31,     MAY 31,
                                       2005        2004      2003      2002         2001
SELECTED DATA FOR A SINGLE
 SHARE
NET ASSET VALUE,
 BEGINNING OF PERIOD               $  5.02       $  4.26   $  4.36   $  6.42    $ 10.00
                                   -------       -------   -------   -------    -------
INVESTMENT
 OPERATIONS:
  Net investment income (loss)       (0.06)/(b)/   (0.06)    (0.04)    (0.06)     (0.06)
  Net realized and unrealized
   gain (loss) on investments         0.28          0.82     (0.06)    (2.00)     (3.52)
                                   -------       -------   -------   -------    -------
Total from Investment
 Operations                           0.22          0.76     (0.10)    (2.06)     (3.58)
                                   -------       -------   -------   -------    -------
NET ASSET VALUE,
 END OF PERIOD                     $  5.24       $  5.02   $  4.26   $  4.36    $  6.42
                                   =======       =======   =======   =======    =======
TOTAL RETURN/(c)/                     4.38%        17.84%    (2.29)%  (32.09)%   (35.80)%
RATIO/SUPPLEMENTARY
 DATA
Net Assets at End of Period
 (000's omitted)                   $14,379       $15,823   $13,620   $12,769    $15,628
Ratios to Average Net Assets/(d)/:
Net expenses                          1.65%         1.65%     1.65%     1.65%      1.65%/(b)/
Gross expenses/(e)/                   2.36%         2.28%     2.32%     2.04%      1.98%/(b)/
Net investment income (loss)         (1.12)%       (1.29)%   (1.23)%   (1.23)%    (0.99)%/(b)/
PORTFOLIO TURNOVER
 RATE                                   42%           45%       34%       57%        33%

/(a)/Commencement of operations.

/(b)/Calculated based on average shares outstanding during the period.


/(c)/Not annualized for periods less than one year.


/(d)/Annualized for periods less than one year.


/(e)/Reflects the expense ratio excluding any waivers and/or reimbursements.

[LOGO]

                                 MASTRAPASQUA
                                  GROWTH FUND
                             FOR MORE INFORMATION
                          ANNUAL/SEMI-ANNUAL REPORTS
Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
 The SAI provides more detailed information about the Fund and is incorporated by reference into, and thus is a part of, this Prospectus.

                              CONTACTING THE FUND
 You can get free copies of the Fund's annual and semi-annual reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                           MASTRAPASQUA GROWTH FUND
                                 P.O. BOX 446
                             PORTLAND, MAINE 04112
                                (800) 448-0982




                SECURITIES AND EXCHANGE COMMISSION INFORMATION


  You can also review the Fund's annual and semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public
 Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:


                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

 Fund information, including copies of the annual and semi-annual reports and the SAI, is available from the SEC's
                           Web site at www.sec.gov.

                   Investment Company Act File No. 811-3023

                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
October 1, 2005


INVESTMENT ADVISOR:                      BROWN ADVISORY MARYLAND BOND FUND

Brown Investment Advisory Incorporated   BROWN ADVISORY INTERMEDIATE INCOME FUND
901 S. Bond Street
Suite 400
Baltimore, Maryland  21231

ACCOUNT INFORMATION AND SHAREHOLDER
SERVICES:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 540-6807






This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2005, as may be amended from time to time, offering Institutional Shares of Brown Advisory Maryland Bond Fund and Institutional Shares and A Shares of Brown Advisory Intermediate Income Fund, two separate series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.


Financial statements for the Funds for the period/year ended May 31, 2005 are included in the Annual Report to shareholders and are incorporated into, and legally a part of, this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

GLOSSARY.....................................................................1

INVESTMENT POLICIES AND RISKS................................................2


INVESTMENT LIMITATIONS.......................................................17

MANAGEMENT...................................................................19

PORTFOLIO TRANSACTIONS.......................................................28

PURCHASE AND REDEMPTION INFORMATION..........................................31

TAXATION.....................................................................32

OTHER MATTERS................................................................36


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1


APPENDIX B - MISCELLANEOUS TABLES............................................B-1

APPENDIX C - PROXY VOTING PROCEDURES.........................................C-1

GLOSSARY
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup, the Trust's fund accountant.


"Administrator" means Citigroup, the Trust's administrator.

"Advisor" means Brown Investment Advisory Incorporated, the Funds' investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodity Futures Trading Commission.

"Citigroup" means Citigroup Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Citigroup, N.A., the Funds' custodian.

"Distributor" means Foreside Fund Services, LLC.

"Fund" means each of Brown Advisory Maryland Bond Fund and Brown Advisory Intermediate Income Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"Predecessor Fund" means Short-Intermediate Income Fund, Inc.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Transfer Agent" means Citigroup, the Trust's transfer agent.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

BROWN ADVISORY MARYLAND BOND FUND

The Fund is a non-diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund can make.

A.       FIXED INCOME SECURITIES

1.       GENERAL

MUNICIPAL SECURITIES. The Fund may invest in municipal securities. Municipal securities are issued by the states, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the states, territories, and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports). The Fund may invest up to 5% of its total assets in municipal securities of issuers located in any one territory or possession of the United States.

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are classified as general obligation or revenue bonds or notes. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities, or the proceeds of a special excise tax or other specific revenue source, but not from the issuer's general taxing power. The Fund will not invest more than 25% of its total assets in a single type of revenue bond. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued.

Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment, and other assets. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. Fixed Income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Advisor monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

2.       RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities. A portion of the municipal securities held by the Fund may be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or puts or demand features of third party financial institutions, generally domestic and foreign banks.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

CREDIT. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in fixed income securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. It is anticipated that the average credit rating of the fixed income securities held by the Fund will be "Aa" as per Moody's or "AA" as per S&P. The Fund will limit its investment in fixed income securities rated "Baa" by Moody's or "BBB" by S&P to 10% of the Fund's total assets.

The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Advisor will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


PUERTO RICO MUNICIPAL SECURITIES. Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial Federal assistance and favorable tax programs that have recently become subject to phase out by Congress. As of May 19, 2005, Puerto Rico's general obligations were rated Baa2 by Moody's and BBB+ by S&P's.


B.       FUTURES

1.       GENERAL

The Fund may purchase futures contracts to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest.

A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying fixed income security, as called for in the contract, at a specified date and at an agreed upon price. The Fund may invest in municipal bond futures and Treasury bond and note futures.

A municipal bond futures contract is based on the value of the Bond Buyer Index ("BBI") which is comprised of 40 actively traded general obligation and revenue bonds. The rating of a BBI issue must be at least "A." To be considered, the issue must have at least 19 years remaining to maturity, a first call date between 7 and 16 years, and at least one call at par prior to redemption. No physical delivery of the securities is made in connection with municipal bond futures. Rather these contracts are usually settled in cash if they are not closed out prior to their expiration date.

A Treasury bond futures contract is based on the value of an equivalent 20-year, 6% Treasury bond. Generally, any Treasury bond with a remaining maturity or term to call of 15 years as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to a Treasury bond futures contract. A Treasury note futures contract is based on the value of an equivalent 10-year, 6% Treasury note. Generally, any Treasury note with a remaining maturity or term to call of 6 1/2 years or 10 years, respectively, as of the first day of the month in which the contracts are scheduled to be exercised will qualify as a deliverable security pursuant to Treasury note futures contract.

Since a number of different Treasury notes will qualify as a deliverable security upon the exercise of the option, the price that the buyer will actually pay for those securities will depend on which ones are actually delivered. Normally, the exercise price of the futures contract is adjusted by a conversion factor that takes into consideration the value of the deliverable security if it were yielding 6% as of the first day of the month in which the contract is scheduled to be exercised.


Each Fund has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore each Fund is not subject to registration or regulation as a commodity pool operator under the Act.


2.       RISKS

Use of these instruments is subject to regulation by the SEC, the futures exchanges on which futures are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

There are certain investment risks associated with futures transactions. These risks include: (1) imperfect correlation between movements in the prices of futures and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (2) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (3) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include limitation by the futures exchanges on the amount of fluctuation permitted in certain futures contract prices during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures market may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

If the Fund will be financially exposed to another party due to its investments in futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting futures contract; or (2) cash, receivables and liquid fixed income securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

D.       BORROWING

1.       GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of the Fund's total assets.

2.       RISKS

Borrowing creates the risk of magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan. To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced, and, if the interest expense is incurred as a result of borrowing and were to exceed the net return to investors, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

E.       LEVERAGE TRANSACTIONS

1.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities and entering into purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions that result in leverage. The Fund uses these investment techniques only when the Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

SECURITIES LENDING. The Fund may lend portfolio securities in an amount up to 10% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

The Fund will not enter into a when-issued or forward commitment if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

2.       RISKS

GENERAL. Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, and money market mutual funds.

G.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.


H.       INFORMATION CONCERNING THE STATE OF MARYLAND

Material in this section was compiled from: (1) the August 25, 2005 announcement by the Office of the Comptroller of the State of Maryland regarding Fiscal Year 2005 Revenues; (2) the 2004 Comprehensive Annual Financial Report of the State of Maryland issued December 3, 2004; (3) the December 21, 2004 report of the Maryland Board of Revenue Estimates on Estimated Maryland Revenues-Fiscal Years Ending June 30, 2005 and June 30, 2006; and (4) the General Obligation Bonds Offering Statement dated July 20, 2005. Although the information is believed to be accurate, none of the information obtained has been verified independently. The information contained in this section does not reflect economic conditions or developments that may have occurred or trends that may have materialized since the dates indicated. It should also be noted that the strength of the State economy is dependent, in part, on the strength of the U.S. economy. Accordingly, national economic difficulties may adversely affect the growth of the State's economy and its local and state government revenues.

1.       THE STATE AND ITS ECONOMY

Generally, the State's economy has outperformed the national economy over the last five years and Maryland's economy is expected to continue to improve through most of 2006. The national economy is expected to improve as well, although higher oil prices may negatively impact the national economic outlook. Higher oil prices, however, are not expected to impact the State's economy to any significant extent. Personal income, wage and salary income, and sales and prices of existing single-family homes have all increased faster than nationwide during 1998 through 2003; while bankruptcies and the number of unemployed have grown more slowly in Maryland than nationwide. State unemployment, 4.5% in 2003, was less than the national unemployment rate of 6.0% in 2003.

During 2004, the State's economy demonstrated broad based growth with seven of ten major industries showing accelerated growth. Between March 2003 and August 2004, employment accelerated during 14 of the 18 months while personal income growth accelerated for five consecutive quarters through the second quarter of 2004. For the first ten months of 2004, the State boasted a 1.4% growth in employment, the fourteenth fastest rate nationwide. The State's wage and salary income also grew during four of five quarters preceding the quarter ended June 30, 2004 before slowing to 5.6%. Employment growth is expected to approach 2.0% in 2005 and remain steady in 2006 while growth in personal income will approximate 5.7% in 2005 and 2006.

The State's top five industries provide over 75% of the State's employment and include (1) trade, transportation and public utilities (19.2% of the State's employment); (2) government (18.1% of the State's employment); (3) professional business services (15.3% of the State's employment); (4) education and health services (14.3% of the State's employment); and (5) leisure and hospitality services (9.3% of the State's employment)

The trade, transportation and public utilities sector has experienced a slowdown since 2001; posting negative growth for 2001, 2002 and 2003. All three sub-sectors have contributed to the sector's slowdown over the past years, but transportation has declined the most with a 1.9% annual drop over three years. The growth of Port of Baltimore and

BWI, along with a boom in distribution centers in Hagerstown and elsewhere within the State, are expected to cause a 0.5% and 3.1% growth in the transportation sub-sector for 2004 and 2005 respectively. Utility deregulation has caused a three year decline in utility employment and a 6.1% loss was expected for 2004 with moderating results predicted for 2005 and 2006. Since the section is the largest in the State, the sector's expected recovery in 2004 should provide a boost to the State's overall economy. Employment as of August 2004 slightly exceeded August 2003 levels and was expected to accelerate through 2004 with total growth of 0.4%. Growth expectations for 2005 and 2006 are 1.1% and 1.6%, respectively.

The government sector has experienced a slowdown due to a decrease in State and local government revenues. Very modest growth is expected over the next several years due to uncertainties regarding the federal government's fiscal position. Moreover, since the fiscal situation of the State will remain tight through at least fiscal year 2009, State employment in the government sector and across all sectors is expected to be marginal at best.

The professional and business services sector is the most diverse State sector and experienced an employment decline of 0.9% in 2002 and 0.1% in 2003. During the first eight months of 2004, the sector experienced 2.15% growth in employment and employment levels in August 2004 exceeded August 2003 levels by 4.4%. The sector is the third fastest growing sector in the State and wages are growing at 5.0%, the fourth fastest rate in the State. Sector growth for 2004 was estimated at 2.7% (25% of new jobs will come from this sector) and 3.8% and 2.7% in 2005 and 2006, respectively.

The education and health sector has continued to grow about 3.0% annually over the past 10 years. Trends in the health care industry (decentralization of health care) are expected to ensure growth within the sector. Growth is also expected in education services. The sector is expected to experience an increase in employment of about 2.7% in 2005 and 2.5% in 2006.

The leisure and hospitality services sector is the fastest growing industry within the State. For the first eight months of 2004, the sector experienced growth of 4.7% and August 2004 employment was 8.5% higher than employment rates for August 2003. The high level of employment growth helps to compensate for a slow growth in average weekly wages (2.7%, the second slowest in the State). The State broke its tourism record in 2003 with over 20 million visitors and the State expected to break that record in 2004. Sector growth for 2005 is estimated at 2.9% and slower growth is expected for 2006 due to recent gain consolidations and the ability of other higher-paying sectors to provide better employment opportunities.

2.       THE STATE BUDGET AND REVENUES

The State enacts its budget annually. The budget uses a legally mandated budgetary fund structure. The State also maintains accounts to conform with generally accepted accounting principles but financial control is exercised under the budgetary system. The largest sources of revenues are certain broad-based taxes, including income, sales, motor vehicle, and property taxes. Non-tax revenues are primarily from the federal government for transportation, health care, welfare, and other social programs.

The 2005 Budget, enacted on April 12, 2004 by the State's General Assembly included, among other items (1) sufficient funds to the State's retirement and pension system to remain within the "corridor" of 90%-110% full funding; (2) $1.2 million for capital projects; (3) $4.1 billion in aid to local governments from general funds reflecting full funding of the mandatory public school enhancements enacted at the 2002 Session of the General Assembly; and (4) $90.2 million in general fund deficiency appropriations for fiscal year 2004. The Budget Plan reflects the continuation of the 2002 hiring freeze and the elimination of an additional 520 positions from the non-higher education agencies in the Executive branch. The Budget Plan includes funds for a flat-rate salary increase of $752 per employee and employee merit or increment increases, but not for performance bonuses or deferred compensation matches.

In planning of 2005 fiscal year budget, the General Assembly enacted The Budget Reconciliation and Financing Act of 2004 (the "2004 Act"). The 2004 Act provides for certain transfers and funding changes to increase general fund revenues and to decrease general fund appropriations. The 2004 Act, and legislation enacted by the 2003 session of the General Assembly, provide for fund transfers in fiscal year 2005 of $128.3 million and $255.2 million respectively. The combined transfers include (1) $189.3 million from transfer taxes, otherwise dedicated for the preservation of open space and agriculture land ($25.6 million of which will be replaced with general obligation bonds); (2) $102.4 million from the local share of transportation revenues; and (3) $81.0 million from a reserve fund representing unclaimed local income taxes from prior tax years.

The 2004 Act increases 2005 revenues including (1) $43.9 million from decoupling from certain provisions of the federal tax code (depreciation and estate taxes);
(2) $38.6 million from the imposition of a tax at a rate equal to the lowest county income tax rate (currently 1.25%) on individuals subject to State income tax but not to the county income tax; (3) and $15.4 million from the continuation of the reduced sales and use tax vendor collection credit. A $27.9 million increase in 2005 revenues is expected due to legislation eliminating the ability to shelter income from Maryland corporate income via the use of out-of-state subsidiary and an additional $8.3 million is expected from the settlement of tax liabilities of prior tax years. Legislation re-establishing the Heritage Structure Rehabilitation Tax Credit program is estimated to result in a $6.8 million net reduction of 2005 revenues.

The 2004 Act reduces required fiscal year 2005 expenditures to local schools by $29.7 million by accelerating the planned phase-out of the teacher Salary Challenger Program ($20.9 million), reducing for one year the State share of the cost of nonpublic placements of special education students ($6.4 million), and reducing a grant for extended elementary education ($2.4 million).

On August 25, 2005, the Comptroller of the State announced that for fiscal year ended June 30, 2005, general fund revenues totaled $11.548 billion up from $10,204 billion for the fiscal year ended June 30, 2004 and $422.5 million (3.7%) greater than revenue estimates. Income tax revenue, the largest revenue producer, accounted for approximately 53% of the general fund revenues. The Comptroller reported that the State closed fiscal year 2005 with a surplus of approximately $1.2 billion, $571.1 million of which has been appropriated for the 2006 fiscal year and $603.3 of which will be available for future operations. The Comptroller cautioned, however, that the rate of growth in revenue (11.3% over 2004), particularly in income taxes, the estate tax and interest income is not likely to be sustainable over the long-term. The Comptroller attributed the State's fairly steady accelerating economy as the primary factor for the strong performance. For the fiscal year ended June 2005, employment grew 1.6% (double the 2004 rate), while wage and salary income grew by 6.2% over the first three quarters (5.9% was estimate for that time frame),

The 2004 and 2005 fiscal year budgets have been balanced. Spending in 2005 focused on local education and healthcare. The implementation of the Bridge to Excellence in Public Schools Act, which was passed during the 2002 Legislative Session, provides increased state aid to primary and secondary education. The increases in state aid began to be phased-in during 2004 and the phase-in will continue through 2008. Education expenditures increased by $311 million in 2004 and 2005 appropriations were $313 million.

On April 9, 2005, the General Assembly approved the budget for the fiscal year 2006. The 2006 Budget plan includes, among other items, (1) sufficient funds to the State's retirement and pension system to remain within the "corridor" of 90%-110% full funding; (2) $2.5 million for capital projects and $20 million to reimburse the State's General Fund when heritage income tax credits are claimed;
(3) $4.5 billion in aid to local governments from general funds reflecting full funding of the mandatory public school enhancements enacted at the 2002 Session of the General Assembly; (4) $325.7 million to the State Reserve Fund; and (5) $100.4 million in general fund deficiency appropriations for fiscal year 2004. Budget actions since the 2002 fiscal year have resulted in an approximate 7% decrease in permanent positions in the non-higher education agencies in the Executive branch. The 2006 budget includes funds for a 1.5% cost of living adjustment for each employee, merit increases for certain employees, and a $400 match for deferred compensation contributions.

The Budget Reconciliation and Financing Act of 2005 ("2005 Act") authorizes certain funding changes to increase general fund revenues and appropriations. The 2006 fiscal year transfers to the General Fund include $90.0 million of transfer tax revenue otherwise earmarked for the preservation of open space and agricultural land, and $48.0 million in highway user revenues otherwise earmarked for local governments. The act also provides an increase in fiscal year 2006 revenues by $69.4 million from (1) withholding on retirement distributions; (2) uncoupling from the federal deduction for qualified production activity; (3) increased efforts in bank account attachments; (4) increasing the rate of withholding primarily on out-of-state realty sales; (5) increasing the nonresident pass-through entities tax; and (6) reducing the number of withholding allowances for child support and other debtors. Reductions in 2006 general fund appropriations include a $5.1 million reduction in matching of employee contributions to the deferred compensation plan, a $5.8 million decrease in the State's share of the cost of placing students with special needs in non-public establishments; and a $2.4 million reduction for the pre-kindergarten program for high risk children. The June 30, 2006 estimated general fund balance on a budgetary basis is $205.7 million.

3.       STATE SECURITIES AND RATINGS

The State issues general obligation bonds to finance State-owned capital improvements, including institutions of higher education and the construction of locally owned public schools. Bonds have also been issued to fund local government improvements, and to provide funds to repay loans or outright grants to private, nonprofit, cultural, or educational institutions. State general obligation bonds received the highest rating from the three major bond rating agencies as of July 2005. State law requires the Board of Public Works to fix the property tax rate by May 1 of each year in order to produce the necessary revenue to service the debt for the next fiscal year. Taxes may not be collected to the extent that the annual budget appropriates enough revenue to service the debt.

As of March 31, 2005, the State's net tax supported debt outstanding was $6.2 billion. General obligation bonds, Department of Transportation bonds, and leased-backed revenue bonds of the Maryland Stadium Authority accounted for $4.5 billion, $1.084 billion, and $309.2 million of that amount, respectively. As of the same date, the State had authorized, but unissued debt of $1.156 billion.



BROWN ADVISORY INTERMEDIATE INCOME FUND

Brown Advisory Intermediate Income Fund is a diversified series of the Trust. This section discusses, in greater detail than the Fund's Prospectus, certain investments that the Fund can make.

On September 20, 2002,  the  Predecessor  Fund  reorganized  with and into Brown
Advisory Intermediate Income Fund. The Predecessor Fund maintained the same investment objective and similar investment policies to that of the Fund. The performance and financial information of the Fund's Institutional and A Shares for periods prior to September 20, 2002 is that of the Institutional and A Shares, respectively, of the Predecessor Fund.


Effective November 18, 2002, the Fund changed its name from BrownIA Intermediate Bond Fund to Brown Advisory Intermediate Bond Fund. Effective April 30, 2004, the Fund changed its name from Brown Advisory Intermediate Bond Fund to Brown Advisory Intermediate Income Fund.


A. FIXED INCOME SECURITIES

1. GENERAL

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-backed securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities' effective maturities.

GOVERNMENT AND AGENCY MORTGAGE-BACKED SECURITIES. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA, a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"), creates pass-through securities from pools of government guaranteed (Farmers' Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

FNMA, which is a U.S. Government-sponsored corporation owned entirely by private stockholders that is subject to regulation by the Secretary of HUD, and FHLMC, a corporate instrumentality of the U.S. Government, issue pass-through securities from pools of conventional and Federally insured and/or guaranteed residential mortgages. FNMA guarantees full and timely payment of all interest and principal,  and  FHMLC  guarantees  timely  payment  of  interest  and  ultimate collection of principal of its pass-through securities. Mortgage-backed securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. The Fund may invest in privately issued mortgage-backed securities. Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, FNMA or FHLMC or by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

STRIPPED MORTGAGE-BACKED SECURITIES. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") that are collateralized by mortgage-backed securities issued by GNMA, FHLMC or FNMA ("Mortgage Assets"). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as "tranches") of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

NON-US DOLLAR DENOMINATED SECURITIES. The Fund may invest in non-US dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

2.       RISKS

GENERAL. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

CREDIT. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in fixed income securities that are rated as follows at the time of their purchase:

--------------------------------------------------------- -----------------------------------------------------------
TYPE OF PERMITTED INVESTMENT                                                    MINIMUM RATING
--------------------------------------------------------- -----------------------------------------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
                                                                      S&P                         MOODY'S
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
US Government Securities                                              N/A                           N/A
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
Non-Dollar Denominated U.S. Government Securities                     BBB                           Baa
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
Securities of Non-U.S. Governmental Issuers                           BBB                           Baa
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
Mortgage-Backed Securities                                            BBB                           Baa
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
Corporate Debt (Domestic and Foreign)                                 BBB                           Baa
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
Asset-Backed Securities                                               BBB                           Baa
--------------------------------------------------------- ----------------------------- -----------------------------
--------------------------------------------------------- ----------------------------- -----------------------------
Securities of Designated International Organizations                  BBB                           Baa
--------------------------------------------------------- ----------------------------- -----------------------------

The Fund may purchase unrated fixed income securities if, at the time of purchase, the Advisor believes that they are of comparable quality to rated securities that the Fund may purchase. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category if the Advisor determines that retaining such security is in the best interests of the Fund. Unrated securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Advisor may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Advisor will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

MORTGAGE-BACKED SECURITIES. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets' perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund's yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of fixed income securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

ASSET-BACKED SECURITIES. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

B.       FOREIGN SECURITIES

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Foreign accounting, auditing and financial reporting standards differ from those in the U.S., and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

The Fund may invest up to 20% of its net assets in non-US dollar denominated securities. Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed to be creditworthy by the Advisor. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date (usually not more than seven days from the date of purchase) and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian or a third party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price, including any interest factor. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase Agreements involve credit risk. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities or currencies, as applicable. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss of principal or a decline in interest payments regarding affected securities. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements.

D.       FOREIGN CURRENCY EXCHANGE TRANSACTIONS

1.       GENERAL

The Fund may use forward foreign currency contracts to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be "derivatives, financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). These contracts are trades directly between currency traders (usually large commercial banks) and their customers. The Fund may use forward contracts only under two circumstances: (1) if the Advisor believes that the Fund should fix the U.S. dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency; and (2) if the Advisor believes that the Fund should hedge against risk of loss in the value of those portfolio securities denominated in foreign currencies.

2.       RISKS

Forward contracts involve a risk of loss if the Advisor is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

E.       LEVERAGE TRANSACTIONS

1.       SECURITIES LENDING

The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

2.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

The Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs 15-45 days after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

3.       RISKS

Leverage creates the risk of magnified capital losses. Losses incurred by the Fund may be magnified by other Fund liabilities that exceed the equity base of the Fund. Leverage may involve the creation of a liability that requires the

Fund to pay interest or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

4.       SEGREGATED ACCOUNTS

In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

G.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality cash equivalents and other money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest, and money market mutual funds.

G.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2.  INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of each Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which each Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which each Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund and a Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund, including the Fund's policy of investing, under normal circumstances, at least 80% of its net assets and borrowings in certain securities (the "80% Policy"), may be changed by the Board without shareholder approval. A Fund must provide shareholders with 60 days' prior written notice if it decreases the percentage limitations associated with its 80% Policy. Each Fund's 80% Policy is described in the prospectus.

A.       FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. A Fund may not:

1.       BORROWING MONEY

BROWN ADVISORY MARYLAND BOND FUND. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, and provided that borrowings do not exceed 33 1/3% of the Fund's total assets (computed immediately after the borrowing).

BROWN ADVISORY INTERMEDIATE INCOME FUND. Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests), and provided that borrowings do not exceed 10% of the Fund's total assets (computed immediately after the borrowing).

2.       CONCENTRATION

BROWN ADVISORY MARYLAND BOND FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities and in repurchase agreements covering U.S. Government Securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to
Section 12(d)(1)(A) and Section 12(d)(1)(F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy. For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.       DIVERSIFICATION

BROWN ADVISORY MARYLAND BOND FUND. Purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) with respect to 50% of the Fund's total assets, more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (2) with respect to 50% of the Fund's total assets, the Fund would own more than 10% of the outstanding voting securities of any single issuer; or (3) more than 25% of the Fund's total assets would be invested in the securities of any single issuer.

The District of Columbia, each state and territory, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which the District of Columbia, a state or territory is a member is deemed to be a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision is treated as the issuer. Similarly, in the case of private activity bonds, if the bond is backed only by the assets and revenues of the non-governmental user, then the non-governmental user is treated as the issuer. If in either case, however, the creating government or some other agency guarantees a security, that guarantee is considered a separate security and is treated as an issue of such government or other agency.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Purchase a security (other than a U.S. Government Security or a security of an investment company) with respect to 75% of its assets, if, as a result: (i) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer. (Fundamental)

4.       UNDERWRITING ACTIVITIES

Underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Fund's assets, the Fund may be deemed to be an underwriter.

5.       LENDING

BROWN ADVISORY MARYLAND BOND FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any fixed income security are not deemed to be the making of loans.

6.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

7.       PURCHASES AND SALES OF COMMODITIES.

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities).

8.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities to the extent permitted by the 1940 Act.

B.       NON - FUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. A Fund may not:

1.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts are not deemed to constitute selling securities short.

3.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts shall not constitute purchasing securities on margin.

4.       LIQUIDITY

BROWN ADVISORY MARYLAND BOND FUND. Invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

BROWN ADVISORY INTERMEDIATE INCOME FUND. Invest more than 10% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

5.       OPTIONS AND FUTURES

BROWN ADVISORY MARYLAND BOND FUND. Invest in futures or options contracts regulated by the CFTC except for (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.


BROWN ADVISORY INTERMEDIATE INCOME FUND. Invest in futures or options contracts regulated by the CFTC except for (1) bona fide hedging purposes within the meaning of the rules of the CFTC and (2) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

Each Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.


6.       BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

7.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.



3.  MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust Advisor and the

Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. No Trustee is a director of any public company or registered investment company.


------------------------------ ----------------- --------------------- ---------------------------------------------------
                                                 TERM OF OFFICE AND
                                   POSITION             LENGTH                      PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE            OF TIME                               DURING
       AND BIRTH DATE               TRUST               SERVED                            PAST 5 YEARS
------------------------------ ----------------- --------------------- ---------------------------------------------------

------------------------------ ----------------- --------------------- ---------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
J. Michael Parish              Chairman          Since 1989            Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943         Trustee           (Chairman since       Solis-Cohen LLP (law firm) 2002 - 2003; Partner,
                                                 2004)                 Thelen Reid & Priest LLP (law firm) 1995 - 2002.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Costas Azariadis               Trustee           Since 1989            Professor of Economics, University of
Born: February 15, 1943                                                California-Los Angeles; Visiting Professor of
                                                                       Economics, Athens University of Economics
                                                                       and Business 1998 - 1999.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

James C. Cheng                 Trustee           Since 1989            President, Technology Marketing Associates
Born: July 26, 1942                                                    (marketing company for small- and medium-sized

                                                                       businesses in New England).
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
INTERESTED TRUSTEE
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

John Y. Keffer                 Trustee           Since 1989            President, Forum Trust, LLC (a non-depository
Born: July 15, 1942                                                    trust company) since 1997; President, Citigroup
                                                                       2003 - 2005; President, Forum Financial Group,
                                                                       LLC ("Forum") (a   fund services company acquired
                                                                       by Citigroup in 2003).

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
OFFICERS
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Simon D. Collier               President and     Since 2005            Managing Director and Principal Executive
Born:  October 22, 1961        Principal                               Officer, Foreside Fund Services, LLC, the Trust's
                               Executive                               Distributor, since 2005; Chief Operating Officer
                               Officer                                 and Managing Director, Global Fund Services,

                                                                       Citibank, N.A. 2003 - 2005; Managing Director,
                                                                       Global Securities Services for Investors,
                                                                       Citibank, N.A. 1999 - 2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Carl A. Bright                 Principal          Since 2005           President, Foreside Fund Services, LLC, the
Born: December 20, 1957        Financial                               Trust's Distributor, since 2004 Consultant,

                               Officer                                 Foreside Solutions, LLC 2000 - 2003 (mutual fund
                                                                       development company).
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Beth P. Hanson                 Vice President/    Since 2003            Relationship   Manager,   Citigroup   since   2003;
Born: July 15, 1966            Assistant                               Relationship Manager, Forum 1999 - 2003.
                               Secretary
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
Sara M. Morris                 Vice President    Since 2004            Director and Relationship Manager, Citigroup
Born: September 18, 1963                                               since 2004; Chief Financial Officer, The VIA
                                                                       Group, LLC (strategic marketing ncompany)
                                                                       2000 - 2003.
------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Trudance L. Bakke              Treasurer         Since 2005            Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                                  Manager of Corporate Finance, Forum 1999-2003.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------
David M. Whitaker              Secretary         Since 2004            Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                                Counsel, PFPC, Inc. (a fund services company)
                                                                       2000 - 2004.
------------------------------ ----------------- --------------------- ---------------------------------------------------

B.       TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES

---------------------------- -------------------------------- ------------------------------ -------------------------------
                                                                                               AGGREGATE DOLLAR RANGE OF
                               DOLLAR RANGE OF BENEFICIAL      DOLLAR RANGE OF BENEFICIAL     OWNERSHIP AS OF DECEMBER 31,
                               OWNERSHIP IN BROWN ADVISORY     OWNERSHIP IN BROWN ADVISORY   2004 IN ALL FUNDS OVERSEEN BY
                                        MARYLAND               INTERMEDIATE INCOME FUND AS      TRUSTEE IN THE FAMILY OF
                                     BOND FUND AS OF              OF DECEMBER 31, 2004            INVESTMENT COMPANIES
         TRUSTEES                   DECEMBER 31, 2004
---------------------------- -------------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------------- ------------------------------ -------------------------------
INTERESTED TRUSTEES
---------------------------- -------------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------------- ------------------------------ -------------------------------

John Y. Keffer                            None                            None                       $10,001-50,000

---------------------------- -------------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------------- ------------------------------ -------------------------------
INDEPENDENT TRUSTEES
---------------------------- -------------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------------- ------------------------------ -------------------------------

Costas Azariadis                          None                            None                            None

---------------------------- -------------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------------- ------------------------------ -------------------------------

James C. Cheng                            None                            None                            None

---------------------------- -------------------------------- ------------------------------ -------------------------------
---------------------------- -------------------------------- ------------------------------ -------------------------------

J. Michael Parish                         None                            None                       Over $100,000

---------------------------- -------------------------------- ------------------------------ -------------------------------


C.       OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D.       INFORMATION CONCERNING BOARD COMMITTEES

1.       AUDIT COMMITTEE


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended May 31, 2005, the Audit Committee met four times.


2.       NOMINATING COMMITTEE


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended May 31, 2005, the Nominating Committee did not meet.


3.       VALUATION COMMITTEE


The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period/year ended May 31, 2005, the Valuation Committee met thirteen times.


4.       QUALIFIED LEGAL COMPLIANCE COMMITTEE


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May 31, 2005, the QLCC did not meet.

E.       COMPENSATION OF TRUSTEES AND OFFICERS


Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by each Fund and the Fund Complex for the fiscal year ended May 31, 2005.



---------------------------- ----------------------- ---------------------- --------------------
                                  COMPENSATION           COMPENSATION
                                      FROM                   FROM           TOTAL COMPENSATION
                                 BROWN ADVISORY         BROWN ADVISORY        FROM TRUST AND
          TRUSTEE              MARYLAND BOND FUND     INTERMEDIATE INCOME      FUND COMPLEX
                                                             FUND
---------------------------- ----------------------- ---------------------- --------------------
---------------------------- ----------------------- ---------------------- --------------------

Costas Azariadis                    $1,293                  $1,716                $36,200

---------------------------- ----------------------- ---------------------- --------------------
---------------------------- ----------------------- ---------------------- --------------------

James C. Cheng                      $1,293                  $1,716                $36,200

---------------------------- ----------------------- ---------------------- --------------------
---------------------------- ----------------------- ---------------------- --------------------

J. Michael Parish                   $1,560                  $2,073                $43,775

---------------------------- ----------------------- ---------------------- --------------------


F.       INVESTMENT ADVISOR

1.       SERVICES OF ADVISOR

The Advisor serves as investment advisor to each Fund pursuant to separate investment advisory agreements (each an "Advisory Agreement") with the Trust. Under each Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing each Fund's investments and effecting portfolio transactions for each Fund.

2.       OWNERSHIP OF ADVISOR


The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("BIAT"), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. The term "Brown" shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

3.       INFORMATION REGARDING PORTFOLIO MANAGERS

The following information regarding each Fund's portfolio managers has been provided by the Advisor.

OTHER ACCOUNTS UNDER MANAGEMENT. Mr. Corbin and Ms. Hauser do not serve as portfolio managers for any other registered investment companies or pooled investment vehicles. As of May 31, 2005, Mr. Corbin served as portfolio manager for 27 other accounts with combined assets of $290 million. As of the same date, Ms. Hausner serves as portfolio manager for 67other accounts with combined assets of $320 million. No account for which Mr. Corbin and Ms. Hausner serves as portfolio managers pays an advisory fee that is based on performance.

CONFLICTS OF INTEREST FOR PORTFOLIO MANAGERS. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts (See "Portfolio Transactions").


With respect to securities transactions for clients, the Advisor determines which broker to use to execute each order. However, the Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit a Fund. To deal with these situations, the Advisor has adopted procedures to help ensure best execution of all client transactions (See "Portfolio Transactions").

INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGERS. Each portfolio manager receives a fixed base cash salary and a subjectively determined incentive bonus that takes into consideration a number of different factors including performance, client satisfaction and service, and the overall profitability of the firm and its business units. Portfolio managers that are members of Brown senior management also maintain a significant equity interest in Brown.

PORTFOLIO MANAGERS OWNERSHIP IN THE FUND. As of May 31, 2005, each portfolio manager beneficially owned shares of each Fund as summarized in the following table:


    -------------------------------------------------------- ----------------------------------------------------------

                                                              DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE FUNDS AS OF
                    FUND/PORTFOLIO MANAGER                                         MAY 31, 2005

    -------------------------------------------------------- ----------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------

    BROWN ADVISORY MARYLAND BOND FUND

    -------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------- ----------------------------------------------------------

      Corbin                                                                            $0

    -------------------------------------------------------- ----------------------------------------------------------
    -------------------------------------------------------- ----------------------------------------------------------

      Hausner                                                                           $0

    -------------------------------------------------------- ----------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------

    BROWN ADVISORY INTERMEDIATE INCOME FUND

    -------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------- ----------------------------------------------------------

      Corbin                                                                     $10,001 - $50,000

    -------------------------------------------------------- ----------------------------------------------------------
    -------------------------------------------------------- ----------------------------------------------------------

      Hausner                                                                    $10,001 - $50,000

    -------------------------------------------------------- ----------------------------------------------------------



7.       FEES

The Advisor's fee is calculated as a percentage of each Fund's/class' average daily net assets. The fee, if not waived, is accrued daily by each Fund and is paid monthly based on average net assets for the previous month.


In addition to receiving its advisory fee from each Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in each Fund. If you have a separately managed account with the Advisor with assets invested in a Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Advisor, the amount of fees waived by the Advisor and the actual fees received by the Advisor. The data presented are for the past three fiscal years.

8.       OTHER PROVISIONS OF THE ADVISORY AGREEMENT


The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. Each Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees.

Each Advisory Agreement is terminable without penalty by the Trust with respect to the applicable Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under each Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, any loss arising out of any investment, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

9.       APPROVAL OF ADVISORY AGREEMENT

At the September 22, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreements pertaining to the Funds (the "Advisory Agreements"). In evaluating the Advisory Agreements for the Fund, the Board reviewed materials furnished by the Advisor and the Administrator, including information regarding the Advisor, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Funds by the Advisor, including information on the investment performance of the Advisor; (2) the advisory fees and total expense ratios of the Funds compared to relevant peer groups of funds; (3) the costs of the services to be provided and profitability to the Advisor with respect to its relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees would enable the Funds' investors to share in the benefits of economies of scale; and (5) other benefits received by the Advisor from its relationship with the Funds. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board met with representatives of the Advisor and discussed the Advisor's personnel, operations and financial condition. The Board considered the scope and quality of services provided by the Advisor under the Advisory Agreements. The Board considered the quality of the investment research capabilities of the Advisor and other resources dedicated to performing services for the Funds. The quality of administrative and other services also were considered. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Advisory Agreement. The Board reviewed the Advisor's financial statements and concluded that the Advisor is financially able to provide investment advisory services to the Funds.

The Advisor discussed its approach to managing the Funds as well as the Funds' performance. The Advisor represented that it would continue to provide high quality portfolio management services to the Funds so long as it serves as Advisor to the Funds. The Board considered the Funds' performance since inception. The Board noted that, with respect to Brown Advisory Maryland Bond Fund, the Fund's performance was improving relative to its benchmark. With respect to Brown Advisory Intermediate Income Fund, the Board considered that the Fund had been ranked in the top quartile in its Lipper Inc. peer group for the six-month, one-, three- and five-year periods. The Board concluded that the Funds' performance was reasonable in comparison to their peers and benchmarks. The Board also concluded that the Funds benefited from the Advisor's management of the Fund.

The Board also considered the Advisor's compensation for providing advisory services to the Funds and analyzed comparative information on fees, expenses, and performance of similar mutual funds. With respect to Brown Advisory Maryland Bond Fund, the Board noted that the Advisor's contractual advisory fee and total expense ratio were consistent with the mean and median advisory fee and expense ratio for its Lipper Inc. peer group. With respect to Brown Advisory Intermediate Income Fund, the Board noted that the investment advisory fee and total expenses of the Fund were generally less than the mean and median of advisory fee and total expenses of its Lipper Inc. peer group (the total expenses of A Shares were higher than the mean and median total expenses of the peer group). The Board recognized that it was difficult to compare expense ratios because of variations in the services provided by the Advisor that are included in the fees paid by other funds. Based on the foregoing, the Board concluded that the Advisor's advisory fees charged to the Funds were reasonable.

The Board considered information provided by the Advisor regarding its costs of services and profitability with respect to the Funds. The Board considered the Advisor's profitability analysis which summarized total revenues, waivers, costs, net profits and profit percentages for each Fund. The Board concluded that the level of the Advisor's profits attributable to management of the Funds was not excessive in light of the services provided by the Advisor on behalf of the Funds.

The Board then considered whether the Funds would benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Board considered the size of the Funds and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

The Board considered that the Advisor may benefit from soft dollar arrangements whereby it receives brokerage and research services from certain brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Funds. The Board also considered the Advisor's trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements. The Board noted that the Advisor has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including the achievement of best execution.

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreements. The Board also discussed the proposed approval of the continuance of the Advisory Agreements. Based upon its review, the Board concluded that the overall arrangements between the Funds and the Advisor, as provided in the Advisory Agreements, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.


G.       DISTRIBUTOR

1.       DISTRIBUTION SERVICES


The Distributor (also known as principal underwriter) of the shares of each Fund is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.


The Distributor acts as the agent of the Trust in connection with the offering of shares of each Fund. The Distributor continually distributes shares of each Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of each Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of a Fund are sold without a sales charges or distribution fees. These financial institutions may otherwise act as processing agents and will be responsible for promptly transmitting purchase, redemption and other requests to each Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of a Fund in this manner should acquaint themselves with their institution's procedures and read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain financial institutions, the sales charge paid by the purchasers of A Shares of Brown Advisory Intermediate Income Fund. Table 2 in Appendix B shows the aggregate sales charges paid to the Distributor, the amount of sales charge reallowed by the Distributor, and the amount of sales charge retained by the Distributor. The data are for the past three years.


2.       DISTRIBUTION PLAN -   BROWN ADVISORY INTERMEDIATE INCOME FUND (A SHARES
         ONLY)


In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan (the "Plan") for the Fund's A Shares, which provides for payment to the Distributor of a Rule 12b-1 fee at the annual rate of up to 0.25% of the average daily net assets of the A Shares as compensation for the Distributor's services. The Plan is a core component of the ongoing distribution of the Fund.

The Plan provides that the Distributor may incur expenses for distribution and services activities including, but not limited to, (1) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares;
(2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of A Shares to the public; and (5) costs associated with the servicing and maintenance of client accounts.


The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The Plan obligates the Fund to compensate the Distributor for its services and not to reimburse it for expenses incurred.

The Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Independent Trustees. The Plan may be terminated at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's A shares.


Table 3 in Appendix B shows the dollar amount of fees payable by the Fund to the Distributor or its agents, the amount of fees waived by the Distributor or its agents and the actual fees received by the Distributor and its agents under the Plan. The data provided are for the past year.


3.       COMPLIANCE SERVICES


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a Chief Compliance Officer ("CCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, effective June 1, 2005, the Distributor receives a fee from the Funds of (i) $22,500 (allocated equally to all Trust series for which the Advisor provides management services) and $5,000 per Fund per year and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay the Distributor directly for the Compliance Services rendered to the Funds.


The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.


Table 4 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Distributor, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


H.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, the Administrator receives 0.15% on the first $300 million of the combined assets of all Brown Advisory Funds; 0.10% on the next $300 million on the combined assets of all Brown Advisory Funds; 0.075% on the next $100 million of the combined assets of all Brown Advisory Funds; and 0.05% on Brown Advisory Fund assets over $700 million. The fee is accrued daily by each Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to each Fund.

The Administration Agreement with respect to each Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to a Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to each Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.


Table 5 in Appendix B shows the dollar amount of the fees accrued by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data are for the past three fiscal years.


2.       FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing each Fund's financial statements and tax returns.


For its services, the Accountant receives from each Fund $500 per month for each class above one and an annual fee of 0.0075% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. Each Fund also pays the Accountant $125 per month for tax preparation services. The fees paid to the Accountant are accrued daily by each Fund and are paid monthly based, in part, on transactions and positions for the previous month.


The Accounting Agreement with respect to each Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to each Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to each Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to each Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating each Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and each Fund.


Table 6 in Appendix B shows the dollar amount of the fees accrued by each Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of each Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4.       CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of each Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

5.       LEGAL COUNSEL


Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Suite 200, Washington, DC 20036, passes upon legal matters in connection with the issuance of shares of the Trust.


6.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, has been selected as auditor for each Fund. The auditor audits the annual financial statements of each Fund and provides each Fund with an audit opinion. The auditors also review certain regulatory filings of each Fund and the Funds' tax returns.


4.  PORTFOLIO TRANSACTIONS
    ----------------------------------------------------------------------------

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID


Table 7 in Appendix B shows the aggregate brokerage commissions paid by each Fund as well as aggregate commissions paid to an affiliate of each Fund or the Advisor. The data presented are for the past three fiscal years.


C.       ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

Each Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. Each Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of each Fund rather than by any formula.

The Advisor seeks "best execution" for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor's primary consideration in executing transactions for each Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.       CHOOSING BROKER-DEALERS

A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Advisor's duties, the Advisor may: (1) consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for a Fund. These payments may be made to a Fund or to other persons on behalf of a Fund for services provided to a Fund for which those other persons would be obligated to pay.

E.       OBTAINING RESEARCH FROM BROKERS

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor's fees are not reduced by reason of the Advisor's receipt of research services. Since most of the Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since the Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's clients and a Fund's investors.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

F.       COUNTERPARTY RISK

The Advisor monitors the creditworthiness of counterparties to each Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.       TRANSACTIONS THROUGH AFFILIATES

The Advisor may effect transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H.       OTHER ACCOUNTS OF THE ADVISOR

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for each Fund and other client accounts managed by the Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of each Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in a Fund were replaced once in a period of one year. High portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.


The portfolio turnover in 2004 for Brown Advisory Intermediate Income Fund was lower than the turnover in 2005 and 2003 primarily because the Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2004. This decision to change the Fund's fiscal year end was made to allow the Funds to have a common fiscal year end.


J.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time, a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund's last fiscal year; or (3) sold the largest amount of a Fund's shares during the Fund's last fiscal year.


Table 8 in Appendix B lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the appropriate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


K.  PORTFOLIO HOLDINGS


Portfolio holdings of a Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of a Fund's semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of a Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of a Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Advisor may make publicly available, on a quarterly basis, information regarding a Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through the Advisor's website, marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of a Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Advisor, Citigroup and the Custodian have regular and continuous access to a Fund's portfolio holdings. In addition, the officers and the Distributor, as well as proxy voting services, mailing services and financial printers may have access to a Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of a Fund's fiscal year end and may also have access to a Fund's nonpublic portfolio holdings information on an as needed basis. The Trustees and legal counsel to a Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of a Fund's portfolio holdings.

No compensation is received by a Fund, nor, to the Fund's knowledge, paid to the Advisor or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Advisor's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning a Fund's portfolio holdings. A Fund's service providers are subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

A Fund's portfolio holdings disclosure policy is periodically reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by a Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, the Distributor or any of their affiliates will be reported to the Board for appropriate action.

    5.  PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

Each Fund or class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of a Fund class may be higher than a Fund class' NAV.

Each Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. Each Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a manner indicating custodial capacity.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS


You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund. If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

The Advisor may enter into arrangements with Financial Institutions whereby the Advisor agrees to pay a Financial Institution for inclusion of the Fund on the Financial Institution's mutual fund "supermarket" platform. Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.


C.       ADDITIONAL REDEMPTION INFORMATION


You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the Financial Institution's account by the Fund. Certain Financial Institutions that collect a redemption fee on behalf of the Fund may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a Financial Institution should contact the intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee for transactions for the Financial Institution's account or the customer's account is treated and about the availability of exceptions to the imposition of the redemption fee.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.



1.       SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.


2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund's total net assets, whichever is less, during any 90-day period.

3.       NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of a Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to each Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund. The tax year end of each Fund is May 31 (the same as each Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

  o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

  o The Fund must distribute at least 90% of the excess of its tax-exempt interest income over certain deductions relating to such income (certain distributions made by a Fund after the close of its tax year are considered attributable to the previous tax year for purposes of satisfying this requirement).

  o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

  o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a significant negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. Distributions of net investment income (including short term taxable gain) are taxable as ordinary income. Normally you are not subject to Federal income tax on distributions of tax-exempt income other than Federal Alternative Minimum Tax ("AMT"). The distributions paid by each Fund will not qualify for the dividends-received deduction for corporate shareholders.

Some or all of the distributions from a regulated investment company may be treated as "qualified dividend income," and taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2008, provided that holding period and other requirements are met by the Fund and the shareholder. Based upon the investment policies of each Fund, it is expected that none of a Fund's distributions will be treated as "qualified dividend income

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain regardless of how long you have held shares.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends, tax-exempt income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

Each Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS' TRANSACTIONS

Certain regulated futures contracts, options and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on
Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Application of these rules to Section 1256 contracts held by a Fund may alter the timing and character of distributions to you. Each Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that a Fund has unrealized gains with respect to the other position in such straddle; (2) a Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to each Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under current Federal tax law, if a Fund invests in bonds issued with "original issue discount", the Fund generally will be required to include in income as interest each year, in addition to stated interest received on such bonds, a portion of the excess of the face amount of the bonds over their issue price, even though the Fund does not receive payment with respect to such discount during the year. With respect to "market discount bond" (I.E., bonds purchased by a Fund at a price less than their issue price plus the portion of "original issue discount" previously accrued thereon), the Fund may likewise elect to accrue and include in income each year a portion of the market discount with respect to such bonds. As a result, in order to make the distributions necessary for a Fund not to be subject to Federal income or excise taxes, a Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Fund has actually received as interest during the year.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange, or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares and will be disallowed to the extent of the amount of exempt-interest dividends received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or a lower treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from Federal income tax on gain realized on the sale of shares of a Fund, exempt-interest dividends and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the Federal income tax rules described above. These state and local rules are not discussed herein. You are urged to consult your tax adviser as to the consequences of state and local tax rules with respect to an investment in a Fund.

I.       FOREIGN INCOME TAX

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

J.       MARYLAND TAXES  (BROWN ADVISORY MARYLAND BOND FUND ONLY)

Distributions attributable to interest received by the Fund on Maryland municipal obligations and certain U.S. government obligations are generally exempt from Maryland state and local income taxes. Distributions attributable to the Fund's other income or gains, however, are generally subject to these taxes. Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares generally is not deductible for purposes of Maryland state or local income tax.

Distributions of income derived from interest on Maryland municipal obligations may not be exempt from taxation under the laws of states other than Maryland.

To the extent the Fund receives interest on certain private activity bonds, a proportionate part of the exempt-interest dividends paid by the Fund may be treated as an item of tax preference for the Federal alternative minimum tax and Maryland's tax on tax preference items. In addition to the preference item for interest on private activity bonds, corporate shareholders must include the full amount of exempt-interest dividends in computing tax preference items for purposes of the alternative minimum tax.

If you borrow money to purchase or carry shares of the Fund, the interest on your debt generally is not deductible for Federal income tax purposes.

7.  OTHER MATTERS
--------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Absolute Strategies Fund (1)                                 Fountainhead Special Value Fund
Adams Harkness Small Cap Growth Fund                         Golden Large Core Value Fund(5)
Austin Global Equity Fund                                    Golden Small Core Value Fund(5)
Auxier Focus Fund(2)                                         Investors Bond Fund
Brown Advisory Growth Equity Fund(3)                         Jordan Opportunity Fund
Brown Advisory Intermediate Income Fund(4)                   Mastrapasqua Growth Fund
Brown Advisory International Fund (3)                        Merk Hard Currency Fund(5)
Brown Advisory Maryland Bond Fund(3)                         Payson Total Return Fund
Brown Advisory Real Estate Fund(3)                           Payson Value Fund
Brown Advisory Small-Cap Growth Fund(4)                      Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund                          Shaker Fund (6)
Brown Advisory Value Equity Fund(3)                          Steepleview Fund
DF Dent Premier Growth Fund                                  Winslow Green Growth Fund
Dover Responsibility Fund (1)


(1) The Trust offers shares of beneficial interest in Institutional, A and C classes of this series. C Shares of Absolute Strategies Fund and Dover Responsibility Fund are not currently available for sale.
(2) The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
(3) The Trust offers shares of beneficial interest in an Institutional class of this series.
(4) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(5) The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.
(6) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Advisor and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

The Trust and each Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.         SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.         TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP


As of August 31, 2005, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of each Fund.

Also as of that date, certain shareholders of record owned 5% or more of the shares of a Fund. Shareholders known by a Fund to own of record or beneficially 5% or more of the shares of that Fund are listed in Table 10 in Appendix B.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of August 31, 2005, the following shareholders may be deemed to control a Fund. "Control" for this purpose is the ownership of 25% or more of a Fund's voting securities.


------------------------------------------------- --------------------------------------------- ----------------------
                                                                                                     Percentage
                      Fund                                  Shareholder and Address                 OF FUND OWNED
------------------------------------------------- --------------------------------------------- ----------------------
------------------------------------------------- --------------------------------------------- ----------------------

Brown Advisory Maryland Bond Fund                 Brown Investment Advisory & Trust Co.*               92.78%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- --------------------------------------------- ----------------------
------------------------------------------------- --------------------------------------------- ----------------------

Brown Advisory Intermediate Income Fund           Brown Investment Advisory & Trust Co.*               90.28%
                                                  FBO Clients
                                                  901 South Bond Street
                                                  Suite #400
                                                  Baltimore, Maryland 21231

------------------------------------------------- --------------------------------------------- ----------------------


* Brown Investment Advisory & Trust Co. is a trust company operating under the laws of Maryland and is a subsidiary of Brown Capital Holdings Incorporated, a holding company incorporated under the laws of Maryland and the parent company of each Fund's Advisor.


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       PROXY VOTING PROCEDURES


Copies of the Trust's and Advisor's proxy voting procedures are included in Appendix C. Information regarding how a Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at
(800) 540-6807 and (2) on the SEC's website at www.sec.gov.


E.       CODE OF ETHICS

The Trust, the Advisor, and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Advisor and the

Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by a Fund, subject to certain limitations.

F.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.       FINANCIAL STATEMENTS

The financial statements of each Fund for the fiscal period/year ended May 31, 2005, which are included in the Funds' Annual Report, are incorporated herein by reference. The financial statements of each Fund include the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm (annual reports only).

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
--------------------------------------------------------------------------------

A.             CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.             MOODY'S

AAA           Bonds  that are  rated Aaa are  judged to be of the best  quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A             Bonds  that  are  rated  A  possess  many   favorable   investment
              attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA            Bonds that are rated Ba are judged to have  speculative  elements;
              their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

              Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.             S&P


AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB           An obligation rated BBB exhibits adequate  protection  parameters.
              However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC            An  obligation  rated   CC  is  currently   highly  vulnerable  to
              nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.             PREFERRED STOCK

1.             MOODY'S

AAA An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C             This is the lowest rated class of preferred or  preference  stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.             S&P

AAA           This is the  highest  rating  that may be  assigned  by Standard &
              Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C             A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.             SHORT TERM RATINGS

1.             MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
              o Leading market positions in well-established industries.
              o High rates of return on funds employed.
              o Conservative capitalization structure with moderate reliance  on debt and ample asset  protection.
              o Broad  margins in  earnings  coverage  of fixed  financial charges and high internal cash generation
              o Well-established   access to a range of  financial  markets  and
                assured sources of alternate liquidity.

PRIME-2 Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.             S&P

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES

--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Advisor, if any, and the actual fees received by the Advisor.

On September 20, 2002, the Predecessor Fund reorganized with and into Brown Advisory Intermediate Income Fund. Accordingly, the investment advisory fee information for the period ended September 19, 2002 includes the advisory fee payable to, waived by and retained by Investment Company Capital Corp. ("ICCC"), the Predecessor Fund's investment advisor.


------------------------------------------------- ------------------ ----------------------- ------------------------
                                                      ADVISORY              ADVISORY                ADVISORY
                      FUND                           FEE ACCRUED           FEE WAIVED             FEE RETAINED
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
BROWN ADVISORY MARYLAND
BOND FUND
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------

Year Ended May 31, 2005                               $361,813                 $  41,888             $319,925

------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Year Ended May 31, 2004                               $348,698              $ 64,445                 $284,253
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Year Ended May 31, 2003                               $263,407              $151,805                 $111,602
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------

------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------

Year Ended May 31, 2005                               $347,554              $43,326                  $304,228

------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Period Ended May 31, 2004                             $128,458              $ 15,312                 $113,146
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Year Ended December 31, 2003                          $360,907              $127,779                 $233,128
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------

Period Ended December 31, 2002                        $102,291              $ 45,717                   $

                                                                                                  56,574
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Period Ended September 19, 2002                       $251,854              $116,750                 $135,104
------------------------------------------------- ------------------ ----------------------- ------------------------

TABLE 2 - SALES CHARGES (BROWN ADVISORY INTERMEDIATE BOND FUND-A SHARES)

The following table shows the dollar amount of aggregate sales charge paid to the Distributor, the amount retained, and the amount reallowed to financial institutions in connection with purchases of the Fund's A Shares.

On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the sales charge information for the period ended September 19, 2002 includes the aggregate sales charge payable to, retained by and reallowed by ICC Distributors, Inc., the Predecessor Fund's distributor with respect to the sale of the Predecessor Fund's A Shares.


------------------------------------------------ ------------------- ----------------------- ------------------------
                                                     AGGREGATE               AMOUNT                  AMOUNT
                      FUND                          SALES CHARGE            RETAINED                REALLOWED
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Year Ended May 31, 2005                               $9,069                  $1,059                 $8,010

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended May 31, 2004                             $4,942                    $562                  $4,380
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Year Ended December 31, 2003                         $13,238                  $1,271                 $11,967
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended December 31, 2002                          $137                     $14                    $123
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended September 19, 2002                       $3,515                  $3,515                       $0
------------------------------------------------ ------------------- ----------------------- ------------------------

TABLE 3 - RULE 12B-1 FEES (BROWN ADVISORY INTERMEDIATE INCOME FUND-A SHARES)

The following table shows the dollar amount of fees paid to the Distributor by the Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. On September 20, 2002, the Predecessor Fund reorganized with and into the Fund. Accordingly, the Rule 12b-1 fee information for the fiscal year ended 2002 includes the aggregate sales charge payable to, waived by and retained by ICC Distributors, Inc., the Predecessor Fund's distributor, with respect to the sale of the Predecessor Fund's A Shares.


------------------------------------------------- ------------------ ----------------------- ------------------------
BROWN ADVISORY INTERMEDIATE                           12B-1 FEE            12B-1 FEE                12B-1 FEE
INCOME FUND                                            ACCRUED               WAIVED                 RETAINED
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------

Year Ended May 31, 2005                              $45,247                   $0                     $45,247

------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Period Ended May 31, 2004                            $20,395                   $0                     $20,395
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Year Ended December 31, 2003                         $63,424                   $0                     $63,424
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Period Ended December 31, 2002                       $22,588                   $0                     $22,588
------------------------------------------------- ------------------ ----------------------- ------------------------
------------------------------------------------- ------------------ ----------------------- ------------------------
Period Ended September 19, 2002                      $69,972                   $0                     $69,972
------------------------------------------------- ------------------ ----------------------- ------------------------



TABLE 4 - COMPLIANCE FEES


The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor. The Compliance Agreement became effective on October 1, 2004.


                                                          COMPLIANCE FEE       COMPLIANCE FEE        COMPLIANCE FEE
                         FUND                                ACCRUED               WAIVED               RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
---------------------------------------------------- ---------------------- --------------------- ----------------------
BROWN ADVISORY MARYLAND
BOND FUND
---------------------------------------------------- ---------------------- --------------------- ----------------------
---------------------------------------------------- ---------------------- --------------------- ----------------------

Year Ended May 31, 2005                                     $5,961                   $0                  $5,961

---------------------------------------------------- ---------------------- --------------------- ----------------------
---------------------------------------------------- ---------------------- --------------------- ----------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
---------------------------------------------------- ---------------------- --------------------- ----------------------
---------------------------------------------------- ---------------------- --------------------- ----------------------

Year Ended May 31, 2005                                     $8,442                   $0                  $8,442

---------------------------------------------------- ---------------------- --------------------- ----------------------


TABLE 5 - ADMINISTRATION FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fees received by the Administrator.

On September 20, 2002, the Predecessor Fund reorganized with and into Brown Advisory Intermediate Income Fund. ICCC provided administrative services to the Predecessor Fund under its Investment Advisory Agreement with the Predecessor Fund. The investment advisory fee information in Table 1 includes any fee received by ICCC for administration services provided to the Predecessor Fund for the period ended September 19, 2002.


------------------------------------------------ ------------------- ----------------------- ------------------------
                                                   ADMINISTRATION        ADMINISTRATION          ADMINISTRATION
                     FUND                           FEE ACCRUED            FEE WAIVED             FEE RETAINED
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
BROWN ADVISORY MARYLAND
BOND FUND
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Year Ended May 31, 2005                               $66,100                     $0                 $66,100

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Year Ended May 31, 2004                               $57,287                     $0                 $57,287

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Year Ended May 31, 2003                               $52,681                $2,373                  $50,308
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Year Ended May 31, 2005                               $90,637                     $0                 $90,637

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Period Ended May 31, 2004                             $30,502                     $0                 $30,502

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Year Ended December 31, 2003                          $91,423                $1,922                  $89,501
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended December 31, 2002                        $27,593                $1,435                  $26,158
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended September 19, 2002                         N/A                   N/A                      N/A
------------------------------------------------ ------------------- ----------------------- ------------------------

TABLE 6 - ACCOUNTING FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant.

On September 20, 2002, the Predecessor Fund reorganized with and into Brown Advisory Intermediate Income Fund. Accordingly, the fund accounting fee information for the period ended September 19, 2002 includes accounting fees payable to, waived by and retained by ICCC, the Predecessor Fund's fund accountant.


------------------------------------------------ ------------------- ----------------------- ------------------------
                                                     ACCOUNTING            ACCOUNTING              ACCOUNTING
                     FUND                           FEE ACCRUED            FEE WAIVED             FEE RETAINED
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
BROWN ADVISORY MARYLAND
BOND FUND
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Year Ended May 31, 2005                               $36,582                  $0                    $36,582

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Year Ended May 31, 2004                               $67,114                  $0                    $67,114
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Year Ended May 31, 2003                               $40,507                  $0                    $40,507
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
BROWN ADVISORY INTERMEDIATE
INCOME FUND
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------

Year Ended May 31, 2005                               $49,284                  $0                    $49,284

------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended May 31, 2004                             $29,985                  $0                    $29,985
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Year Ended December 31, 2003                          $73,196                  $0                    $73,196
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended December 31, 2002                        $12,619                  $0                    $12,619
------------------------------------------------ ------------------- ----------------------- ------------------------
------------------------------------------------ ------------------- ----------------------- ------------------------
Period Ended September 19, 2002                       $47,750                  $0                    $47,750
------------------------------------------------ ------------------- ----------------------- ------------------------


TABLE 7 - COMMISSIONS

The following table shows the aggregate brokerage commissions of each Fund.

On September 20, 2002, the Predecessor Fund reorganized with and into Brown Advisory Intermediate Income Fund. Accordingly, the commission information for the fiscal year ended 2002 includes commissions paid by the Predecessor Fund.

                                                                     TOTAL              % OF
                                                                   BROKERAGE          BROKERAGE            % OF
                                                                  COMMISSIONS     COMMISSIONS PAID     TRANSACTIONS
                                                  TOTAL         ($) PAID TO AN          TO AN           EXECUTED BY
                                                BROKERAGE      AFFILIATE OF THE   AFFILIATE OF THE    AN AFFILIATE OF
                                               COMMISSIONS          FUND OR            FUND OR          THE FUND OR
                   FUND                            ($)              ADVISOR            ADVISOR            ADVISOR
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY MARYLAND BOND FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005                             $0                $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
Year Ended May 31, 2004                             $0                $0                 0%                 0%
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2003                             $0                $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------
BROWN ADVISORY INTERMEDIATE INCOME FUND
------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended May 31, 2005                             $0                 $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Period Ended May 31, 2004                           $0                 $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended December 31, 2003                     $1,150*               $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------ ------------------

Year Ended December 31, 2002                            $0             $0                 0%                 0%

------------------------------------------- ------------------ ------------------ ------------------ ------------------


* WorldCom bonds were sold through a broker with which the Advisor has a soft dollar relationship. Soft dollar broker had most competitive bid to sell not withstanding the commission charged.

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following tables lists the regular brokers and dealers of each Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of each Fund's holdings of those securities as of the Fund's most recent fiscal year.

------------------------------------------------ --------------------------------------------- ----------------------
                                                                                                    VALUE HELD
                     FUND                                  REGULAR BROKER OR DEALER
------------------------------------------------ --------------------------------------------- ----------------------
------------------------------------------------ --------------------------------------------- ----------------------

Brown Advisory Maryland Bond Fund                                    None                               N/A

------------------------------------------------ --------------------------------------------- ----------------------
------------------------------------------------ --------------------------------------------- ----------------------

Brown Advisory Intermediate Income Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.
                                                                                               $1,291,103

------------------------------------------------ --------------------------------------------- ----------------------

TABLE 9 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund; and (2) any person known by a Fund to own beneficially 5% or more of a class of shares of a Fund, as of August 31, 2005.


------------------------------------------ ------------------------------------------------------ -------------------
                                                          SHAREHOLDER AND ADDRESS                 PERCENTAGE OF
                  FUND                                                                            CLASS OWNED
------------------------------------------ ------------------------------------------------------ -------------------
------------------------------------------ ------------------------------------------------------ -------------------

Brown Advisory Maryland Bond Fund          Brown Investment Advisory & Trust Co.                        92.78%
                                           FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

------------------------------------------ ------------------------------------------------------ -------------------
------------------------------------------ ------------------------------------------------------ -------------------

Brown Advisory Intermediate Income Fund    Brown Investment Advisory & Trust Co.                        90.28%
- Institutional Shares                     FBO Clients
                                           901 South Bond Street
                                           Suite #400
                                           Baltimore, Maryland 21231

------------------------------------------ ------------------------------------------------------ -------------------
------------------------------------------ ------------------------------------------------------ -------------------

Brown Advisory Intermediate Income Fund    Pershing LLC                                                 7.39%
- A Shares                                 P.O. Box 2052
                                           Jersey City, New Jersey 07303-9998

------------------------------------------ ------------------------------------------------------ -------------------

APPENDIX C - PROXY VOTING PROCEDURES

--------------------------------------------------------------------------------


                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                  (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                  (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)       NON-ROUTINE MATTERS

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

         The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                     BROWN INVESTMENT ADVISORY, INCORPORATED

                      PROXY VOTING PROCEDURES AND POLICIES
                  REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                    BROWN ADVISORY INTERMEDIATE INCOME FUND,
                    BROWN ADVISORY SMALL-CAP GROWTH FUND AND
                        BROWN ADVISORY VALUE EQUITY FUND

                               AS OF JULY 31, 2003


I.       GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the "Advisor") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Intermediate Fund, Brown Advisory Small-Cap Growth Fund, and Brown Advisory Value Equity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company.
Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II.      POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III.     RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C.       A record of each vote that the Advisor casts.

         D. A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Advisor voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

IV.      DISCLOSURE

         A. The Advisor will disclose in its Form ADV Part II that its clients may contact the Advisor, by toll-free telephone number in order to obtain information on how the Advisor voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Advisor voted the client's proxy.


         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Advisor's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Advisor will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

STATEMENT OF ADDITIONAL INFORMATION


OCTOBER 1, 2005








MASTRAPASQUA
GROWTH FUND

INVESTMENT ADVISER:

Mastrapasqua Asset Management, Inc.
814 Church Street, Suite 600
Nashville, TN  37203

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:


Citigroup Fund Services, LLC
P.O. Box 446

Portland, ME 04112
(800) 448-0982








This Statement of Additional Information ("SAI") supplements the Prospectus dated October 1, 2005, as may be amended from time to time, offering shares of Mastrapasqua Growth Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Financial statements for the Fund for the year ended May 31, 2005 are included in the Annual Report to shareholders and are incorporated into, and legally a part of, this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Table of Contents
--------------------------------------------------------------------------------

GLOSSARY                                                                       1


INVESTMENT POLICIES AND RISKS                                                  2


INVESTMENT LIMITATIONS                                                         8


MANAGEMENT                                                                     9



PORTFOLIO TRANSACTIONS                                                        17


PURCHASE AND REDEMPTION INFORMATION                                           20


TAXATION                                                                      22


OTHER MATTERS                                                                 26



APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - MISCELLANEOUS TABLES                                            B-1


APPENDIX C - PROXY VOTING PROCEDURES                                         C-1

Glossary
--------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup.

         "Administrator" means Citigroup.

         "Adviser" means Mastrapasqua Asset Management, Inc.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means Commodities Future Trading Commission.


         "Citigroup" means Citigroup Fund Services, LLC.


         "Code" means the Internal Revenue Code of 1986, as amended.


         "Custodian" means Citigroup, N.A.

         "Distributor" means Foreside Fund Services, LLC.


         "Fitch" means Fitch Ratings.

         "Fund" means Mastrapasqua Growth Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

          "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's, a division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

Investment Policies and Risks
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus certain investments that the Fund may make.

A.        SECURITY RATINGS INFORMATION

The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. To the extent that the ratings given by NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.


B. EQUITY SECURITIES

1. COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2. CONVERTIBLE SECURITIES

GENERAL. The Fund may invest in rated or unrated convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinate to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities;
(2) are less subject to fluctuation in value than the underlying stocks because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

RATINGS. The Fund's investments in convertible securities are subject to credit risk relating to the financial condition of the issuers of the convertible securities that the Fund holds. Unrated convertible securities may not be as actively traded as rated securities. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3. WARRANTS AND STOCK RIGHTS

GENERAL. The Fund may invest up to 5% of the value of its total assets in warrants. The Fund may also invest up to 5% of the value of its assets in stock rights. A stock rights is an option given to a shareholder to buy additional shares of common stock at a predetermined price during a specified time. Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

C. OPTIONS

GENERAL. The Fund may purchase call and put options and write (sell), to a limited extent, only covered call and put options to enhance the Fund's performance or to hedge against either a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may write covered options on securities in which it may invest currencies and securities indices comprised of securities in which it may invest. The Fund may only invest in options that trade on an exchange or in an over-the-counter market. Options are considered to be derivatives. Use of options is subject to regulation by the SEC, the several options exchanges on which options are traded or the Commodities Futures Trading Commission ("CFTC"). No assurance can be given that any hedging or option income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the option strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of a covered position or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Funds are not subject to registration or regulation as a commodity pool operator under the Act.

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON INDICES. An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

OPTIONS ON FOREIGN CURRENCY. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


LIMITATIONS ON SECURITIES OPTIONS TRANSACTIONS. The Fund (1) will not hedge more than 35% of its total assets by buying put options and writing call options (so called "short positions"), (2) will not write put options which could obligate the Fund to purchase assets whose aggregate underlying value exceeds 35% of the Fund's total assets, and (3) will not buy call options which give the Fund the right to purchase assets whose aggregate value exceeds 10% of the Fund's total assets.


RISKS. There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions; and (5) the possible need to delay settling certain option positions to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

D. FOREIGN SECURITIES

GENERAL. The Fund may invest in securities of foreign issuers but expects to limit investments in foreign issuers to less than 15% of its assets. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.

RISKS. Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United

States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

E. DEPOSITARY RECEIPTS

GENERAL. A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security. Depositary receipts include sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other similar global instruments. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

F. REPURCHASE AGREEMENTS

GENERAL. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income on its uninvested cash for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

RISKS. The Fund may be exposed to the risks of financial failure or insolvency of the counter party to the transaction. To help reduce those risks, the Adviser monitors and evaluates the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks.

G. LEVERAGE

GENERAL. The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Lending portfolio securities are transactions involving leverage. The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

SECURITIES LENDING. The Fund may lend portfolio securities in an amount up to 33 1/3% of its assets to brokers, dealers and other financial institutions. Securities loans must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loan permits the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

RISKS. Leverage creates the risk of magnified capital losses. Borrowings and other liabilities that exceed the equity base of the Fund may magnify losses incurred by the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund's securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

H.  ILLIQUID AND RESTRICTED SECURITIES

GENERAL. The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

RISKS. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

DETERMINATION OF LIQUIDITY. The Adviser makes determinations of liquidity pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.


I. U.S. GOVERNMENT SECURITIES

GENERAL. U.S. Government Securities may be supported by the full faith and credit of the United States (e.g., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S.
Treasury (e.g., Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (e.g., Federal Home Loan Mortgage Corporation securities).

RISKS. Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it is not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

J. BANK OBLIGATIONS

GENERAL. The Fund may invest in obligations of U.S. banks including certificates of deposit, bankers' acceptances, having total assets at the time of purchase in excess of $1 billion. Such banks must also be members of the Federal Deposit Insurance Corporation. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft that has been drawn by a customer and are usually backed by goods in international trade. Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance.

The Fund also may invest in certificates of deposit issued by foreign banks, denominated in any major foreign currency. The Fund will invest in instruments issued by foreign banks, which, in the view of its investment adviser and the Trust's Trustees, are of credit-worthiness and financial stature in their respective countries comparable to U.S. banks in which the Fund invests.

RISKS. Obligations of banks are debt securities. The value of debt securities may fluctuate in response to changes in interest rates. An increase in interest rates typically cause a fall in the value of the debt securities in which the Fund may invest. Debt securities are also subject to the risk that the issuer's financial condition may change. The issuer, for example, may default or become unable to pay interest or principal due on the security.

K.  CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. Under a Core and Gateway structure the Fund would hold, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

L.  TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers' acceptances and certificates of deposit of depository institutions (such as banks), corporate notes and short-term bonds and money market mutual funds. The Fund may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations often include the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

Fundamental policies of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. The Fund's investment objective is a fundamental policy.

A.  FUNDAMENTAL LIMITATIONS

The Fund has adopted investment limitations that cannot be changed by the Board without shareholder approval.

1. BORROWING. The Fund may borrow money, but not in excess of 33 1/3% of the value of the Fund's total assets (computed immediately after the borrowing) subject to investment limitations specified in the Fund's prospectus.

2. CONCENTRATION. The Fund will not invest 25% or more of the value of its assets in any one industry.

3. DIVERSIFICATION. The Fund may not, with respect to 75% of its assets, purchase a security if as a result: (1) more than 5% of its assets would be invested in the securities of any single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer. This restriction does not apply to securities issued by the U.S. Government, its agencies or instrumentalities or securities of investment companies. The Fund reserves the right to invest up to 100% of its investable assets in one investment company.

4. UNDERWRITING ACTIVITIES. The Fund will not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under U.S. securities laws.

5. MARGIN AND SHORT SALES. The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with permissible futures contracts, options and other investments. The Fund may not sell securities short.

6. INVESTING FOR CONTROL. The Fund may not make investments for the purpose of exercising control or management.

7. REAL ESTATE. The Fund may not purchase or sell real estate, provided that the Fund may invest in securities issued by companies that invest in real estate or interests therein.

8. COMMODITIES. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

9. LENDING. The Fund will not lend money except in connection with the acquiring of permissible debt instruments. The Fund may make loans of portfolio securities and enter into repurchase agreements.

10. SENIOR SECURITIES. The Fund may not issue senior securities except to the extent permitted by the 1940 Act.

B. NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval.

1. ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value, (2) repurchase agreements not entitling the holder to payment of principal within seven days and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

2. WARRANTS. The Fund may not invest in warrants, valued at the lower of cost or market, more than 5% of the value of the Fund's net assets (included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value).

3. MARGIN. The Fund may not purchase securities on margin; however, the Fund may make margin deposits in connection with any hedging instruments, which it may use as permitted by any of its other fundamental policies.


MANAGEMENT
--------------------------------------------------------------------------------
A.        TRUSTEES AND OFFICERS


The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Trust's distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty-one portfolios in the Fund Complex. No Trustee is a director of any public company or registered investment company.


------------------------------ ----------------- --------------------- ---------------------------------------------------

                                                  TERM OF OFFICE AND
                                                        LENGTH
                                   POSITION            OF TIME                      PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE             SERVED                               DURING
       AND BIRTH DATE               TRUST                                                 PAST 5 YEARS

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

INDEPENDENT TRUSTEES

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

J. Michael Parish              Chairman          Since 1989            Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943         Trustee           (Chairman since       Solis-Cohen, LLP (law firm) 2002-2003; Partner,
                                                 2004)                 Thelen Reid & Priest LLP (law firm) 1995 - 2002.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Costas Azariadis               Trustee           Since 1989            Professor of Economics, University of
Born: February 15, 1943                                                California-Los Angeles; Visiting Professor of
                                                                       Economics, Athens University
                                                                       of Economics and Business 1998 - 1999.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

                                       9


                                                  TERM OF OFFICE AND
                                                        LENGTH
                                   POSITION            OF TIME                      PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE             SERVED                               DURING
       AND BIRTH DATE               TRUST                                                 PAST 5 YEARS

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

James C. Cheng                 Trustee           Since 1989            President, Technology Marketing Associates
Born: July 26, 1942                                                    (marketing company for small-and medium-sized
                                                                       businesses in New England).

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

INTERESTED TRUSTEE

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

John Y. Keffer                 Trustee           Since 1989            President, Forum Trust, LLC (a non-depository
Born: July 15, 1942                                                    trust company) since 1997; President, Citigroup
                                                                       2003 - 2005; President, Forum Financial Group,
                                                                       LLC ("Forum") (a fund services company
                                                                       acquired by Citigroup in 2003).

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

OFFICERS

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Simon D. Collier               President and     Since 2005            Managing Director and Principal Executive
Born:  October 22, 1961        Principal                               Officer, Foreside Fund Services, LLC, the Trust's
                               Executive                               Distributor, since 2005; Chief Operating Officer
                               Officer                                 and Managing Director, Global Fund Services,
                                                                       Citibank, N.A. 2003 - 2005; Managing Director,
                                                                       Global Securities Services for Investors,
                                                                       Citibank, N.A. 1999 - 2003.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Carl A. Bright                 Principal          Since 2005           President, Foreside Fund Services, LLC, the
Born: December 20, 1957        Financial                               Trust's Distributor since 2004; Consultant,
                               Officer                                 Foreside Solutions, LLC 2000 - 2003 (mutual fund
                                                                       development company).

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Beth P. Hanson                 Vice President/    Since 2003            Relationship Manager, Citigroup since 2003;
Born: July 15, 1966            Assistant                               Relationship Manager, Forum 1999 - 2003.
                               Secretary

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Sara M. Morris                 Vice President    Since 2004            Director and Relationship Manager, Citigroup
Born: September 18, 1963                                               since 2004; Chief Financial Officer, The VIA
                                                                       Group, LLC (strategic marketing company)
                                                                       2000 - 2003.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

Trudance L. Bakke              Treasurer         Since 2005            Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                                  Manager of Corporate Finance, Forum 1999-2003.

------------------------------ ----------------- --------------------- ---------------------------------------------------
------------------------------ ----------------- --------------------- ---------------------------------------------------

David M. Whitaker              Secretary         Since 2004            Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                                Counsel, PFPC, Inc. (a fund services company)
                                                                       2000 - 2004.

------------------------------ ----------------- --------------------- ---------------------------------------------------
----------------------------- ----------------------------------------------------------------------------------------------------


TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS







                                                                                           AGGREGATE DOLLAR RANGE OF
                                                DOLLAR RANGE OF                        OWNERSHIP AS OF DECEMBER 31, 2004
                                              BENEFICIAL OWNERSHIP                     IN ALL FUNDS OVERSEEN BY TRUSTEE
TRUSTEES                                 IN THE FUND AS OF DECEMBER 31, 2004       IN THE SAME FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
John Y. Keffer                                          None                               $10,001-50,000
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

INDEPENDENT TRUSTEES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
Costas Azariadis                                        None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
James C. Cheng                                          None                                    None
------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------
J. Michael Parish                                       None                               Over $100,000
------------------------------------- ----------------------------------------- --------------------------------------

2.       OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES


As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


3.       INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE


The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended May 31, 2005, the Audit Committee met four times.


NOMINATING COMMITTEE


The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended May 31, 2005, the Nominating Committee did not meet.


VALUATION COMMITTEE


The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended May 31, 2005, the Valuation Committee met thirteen times.


QUALIFIED LEGAL COMPLIANCE COMMITTEE


The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable

Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May 31, 2005, the QLCC did not meet.


B.   COMPENSATION OF TRUSTEES AND OFFICERS


Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ended May 31, 2005.


------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND
                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Costas Azariadis                  $266                    $0                     $0                   $36,200

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

James C. Cheng                     266                     0                       0                   36,200

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

J. Michael Parish                  321                     0                      0                    43,775

------------------------- ---------------------- ---------------------- ---------------------- ----------------------

C. INVESTMENT ADVISER

1. SERVICES OF ADVISER. The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2. OWNERSHIP OF ADVISER. The Adviser is a private Tennessee corporation controlled by Frank Mastrapasqua.


3. INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER

As of August 31, 2005, Messrs. Mastrapasqua and Trantum each acted as portfolio managers for 0 pooled investment vehicles, 2 registered investment companies with assets totaling $384 million, and 372 other accounts with assets totaling $721 million. None of the other accounts managed by Messrs. Mastrapasqua and Trantum pay the Adviser a performance-based fee.

CONFLICTS OF INTEREST. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

     o The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, a fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other  accounts (such as mutual funds for which the
          Adviser  acts  as   sub-adviser   and  other   accounts   managed  for
          organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non-simultaneous transactions for a fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

     o Finally, the appearance of a conflict of interest may arise if the Adviser were to have any incentive related to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Adviser and the Fund have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

4.  INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER

For the period ended May 31, 2005, Messrs. Mastrapasqua and Trantum were compensated based on a fixed salary plus a bonus. Mr. Mastrapasqua's bonus is based on the overall profitability of the Adviser. Mr. Trantum's bonus is discretionary, and is based on his individual contributions to the Adviser.

5.     PORTFOLIO MANAGER OWNERSHIP IN THE FUND


    ---------------------------------- ----------------------------------------------------------------------

                                               DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN THE FUNDS AS

           PORTFOLIO MANAGER                                      OF MAY 31, 2005

    ---------------------------------- ----------------------------------------------------------------------
    ---------------------------------- ----------------------------------------------------------------------

    Frank Mastrapasqua                                            Over $1,000,000

    ---------------------------------- ----------------------------------------------------------------------
    ---------------------------------- ----------------------------------------------------------------------

    Thomas A. Trantum                                           $500,001-1,000,000

    ---------------------------------- ----------------------------------------------------------------------


6. FEES. The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. In addition to the investment advisory fee paid by the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invest in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.


Table 1 in Appendix B shows the dollar amount of the fees paid by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fees received by the Adviser. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


7. OTHER PROVISIONS OF ADVISER'S AGREEMENT. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the Fund's shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any party to the Advisory Agreement.


The Advisory Agreement is terminable without penalty by the Trust on 60 days' written notice when authorized either by a vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any mistake of judgment or in any event whatsoever except for breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


8.  ADVISORY AGREEMENT APPROVAL.

At the September 22, 2005 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and the Administrator, including information regarding the Adviser, its
personnel,   operations  and  financial  condition.

Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (3) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board met with representatives of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources and quality of services provided by the Adviser under the Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser. The Board reviewed the Adviser's financial statements and concluded that the Adviser was financially able to provide investment advisory services to the Fund.

The Board then considered information provided by the Adviser regarding its costs of services and profitability with respect to the Fund. The Board considered the Adviser's allocation of portfolio manager, research, technology and client service resources devoted to the Fund. The Board also considered that the Adviser continues to waive certain advisory fees and, as necessary, reimburse Fund expenses. The Board also concluded that the level of the Adviser's profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

The Adviser also discussed its approach to managing the Fund as well as the Fund's performance. The Adviser represented that it would continue to provide high quality portfolio management services to the Fund so long as it serves as Adviser to the Fund. The Board considered the Fund's performance since inception. The Board noted that the Fund's short-term performance was improving relative to its benchmark. Specifically, it was observed that the Fund underperformed the benchmark index for the 1-year period, but outperformed the index for the 3-month and 9-month periods. The Board concluded that the Fund's performance was reasonable in comparison to its peers and benchmark.

The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees, expenses, and performance of similar mutual funds. In this regard, the Board noted that while the Adviser's contractual advisory fee was higher than the mean and median advisory fee for its Lipper Inc. peer group, the Adviser's advisory fee, after waivers, was below the mean and median advisory fee for its Lipper Inc. peer group. The Board also considered the Fund's total expense ratio, noting the Adviser's intent to continue to waive a portion of its fee through September 30, 2006 in order to maintain the Fund's total annual operating expenses at 1.65% of the Fund's average daily net assets. The Board recognized that it was difficult to compare expense ratios because of variations in the services provided by the Adviser that are included in the fees paid by other funds. Based on the foregoing, the Board concluded that the Adviser's advisory fee charged to the Fund was reasonable.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

The Board considered that the Adviser may benefit from soft dollar arrangements whereby it receives brokerage and research services from certain brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. The Board also considered the Adviser's trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements. The Board noted that the Adviser has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including the achievement of best execution.

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the continuance of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.


D.       DISTRIBUTOR


DISTRIBUTION SERVICES. The Distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.


Under a distribution agreement (the "Distribution Agreement") with the Trust, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholder service fees even though shares of the Fund are sold without sales charges or distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. Investors purchasing shares of the Fund in this manner should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The financial institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.

The Distributor does not receive any compensation distributing the Fund's shares.

E.       COMPLIANCE SERVICES


Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a Chief Compliance Officer ("CCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, effective June 1, 2005, the Distributor receives a fee from the Fund of (i) $27,500 per year and an (ii) annual fee of 0.01% of the Fund's average daily net assets, subject to an annual maximum of $20,000.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 5 in Appendix B shows the dollar amount of the fees accrued by the Fund to the Distributor for Compliance Services, the amount of the fee waived by the Distributor, and the actual fees received by the Distributor. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).



F.   OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR. As administrator, pursuant to an agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, the Administrator receives a fee from the Fund at an annual rate of 0.15% of the first $100 million of the Fund's average daily net assets and 0.10% of the Fund's average daily net assets in excess of $100 million, subject to a $25,000 minimum fee. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Fund.


The Administration Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause, and without penalty, by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Administrator and the actual fees received by the Administrator. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2. FUND ACCOUNTANT. As fund accountant, pursuant to an accounting agreement with the Trust (the "Accounting Agreement"), the Accountant provides fund accounting services to the Fund. These services include calculating the NAV per share of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives a fee from the Fund at an annual rate of $36,000. The fee is accrued daily by the Fund and is paid monthly based on the transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Table 3 in Appendix B shows the dollar amount of the fees paid by the Fund to the Accountant, the amount of the fee waived by the Accountant and the actual fees received by the Accountant. The data are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).


3. TRANSFER AGENT. As transfer agent and distribution paying agent, pursuant to a transfer agent agreement with the Trust (the "Transfer Agent Agreement"), the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.


4. SHAREHOLDER SERVICING AGENT. Pursuant to a Shareholder Service Plan (the "Plan") between the Trust and the Administrator, the Administrator is authorized to perform, or arrange for the performance of, certain activities relating to the servicing and maintenance of shareholder accounts not otherwise provided by the Transfer Agent ("Shareholder Servicing Activities"). Under the Plan, the Administrator may enter into shareholder service agreements with financial institutions or other persons who provide Shareholder Servicing Activities for their clients invested in the Fund.

Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records for shareholders of the Fund;
(2) answering client inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; (3) providing necessary personnel and facilities to establish and maintain client accounts and records; (4) assisting clients in arranging for processing purchase, exchange and redemption transactions; (5) arranging for the wiring of funds; (6) guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; (7) integrating periodic statements with other shareholder transactions; and (8) providing such other related services as the shareholder may request.

As compensation for the Shareholder Servicing Activities, the Trust pays the shareholder servicing agent, through the Administrator, a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Any material amendment to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. The Plan may be terminated without penalty at any time: (1) by vote of a majority of the Board, including a majority of the Trustees who are not parties to the Plan or interested persons of any such party; or (2) by the Administrator.


5. CUSTODIAN. The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

6.  LEGAL   COUNSEL.   Kirkpatrick  &  Lockhart   Nicholson   Graham  LLP,  1800
Massachusetts Avenue NW, Suite 200, Washington D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

7. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts, 02116-5022, an independent registered public accounting firm, have been selected as auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.


PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

A.  HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2)
if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.  COMMISSIONS PAID

Table 4 in Appendix B shows the aggregate brokerage commissions paid by the Fund. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C.  ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund does not have any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.  CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. The spread is the difference between the bid and offer price. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.)

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

2.  OBTAINING RESEARCH FROM BROKERS

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

3.  COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.  TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.  OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition two or more clients may simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

6.  PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

7.  SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. Table 6 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


8.  PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of the Fund's semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds' latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Adviser may make publicly available, on a quarterly basis, information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of the Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Adviser, Citigroup and the Custodian have regular and continuous access to the Fund's portfolio holdings. In addition, the officers and the Distributor, as well as proxy voting services, mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of the Fund's fiscal year end and may also have access to a Fund's nonpublic portfolio holdings information on an as needed basis. The Trustees and legal counsel to the Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the Adviser or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Adviser's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. The Fund's service providers are subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Fund's portfolio holdings disclosure policy is periodically reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, the Distributor or any of their affiliates will be reported to the Board for appropriate action.




PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------

A.  GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.  ADDITIONAL PURCHASE INFORMATION

Shares of the Fund are sold on a continuous basis by the Distributor at NAV without any sales charge. Accordingly, the offering price per share is the same as the NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value, which is readily ascertainable.

1.  IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.  UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.


PURCHASES THROUGH FINANCIAL INSTITUTIONS4.

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund. If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

The Adviser may enter into arrangements with Financial Institutions whereby the Adviser agrees to pay a Financial Institution for inclusion of the Fund on the Financial Institution's mutual fund "supermarket" platform. Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.


C.  ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder, which is applicable to the Fund's shares as provided in the Prospectus.

1.  SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.  REDEMPTION IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.  NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.  DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.  QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).

1.  MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income each year from dividends, interest payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts)derived from its business of investing in securities.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.  FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.  FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.


A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets)if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.


The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose NAV at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.

C.  CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund that may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of Section 1256 contracts.

D.  FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.  SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the

Fund within 30 days before or after the sale or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. For this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.  BACKUP WITHHOLDING


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide a correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder's Federal income tax liability or refunded.


G.  FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income from the Fund is "effectively connected" with your U.S. trade or business.


If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally would be exempt from U.S. Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.


If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the rules for U.S. Federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.  STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the rules for U.S. Federal income taxation described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.

I.  FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined.

OTHER MATTERS
--------------------------------------------------------------------------------

A.  THE TRUST AND ITS SHAREHOLDERS


1. GENERAL INFORMATION. Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.


The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Absolute Strategies Fund (1)                   Fountainhead Special Value Fund
Adams Harkness Small Cap Growth Fund           Golden Large Core Value Fund(5)
Austin Global Equity Fund                      Golden Small Core Value Fund(5)
Auxier Focus Fund(2)                           Investors Bond Fund
Brown Advisory Growth Equity Fund(3)           Jordan Opportunity Fund
Brown Advisory Intermediate Income Fund(4)     Mastrapasqua Growth Fund
Brown Advisory International Fund (3)          Merk Hard Currency Fund(5)
Brown Advisory Maryland Bond Fund(3)           Payson Total Return Fund
Brown Advisory Real Estate Fund(3)             Payson Value Fund
Brown Advisory Small-Cap Growth Fund(4)        Polaris Global Value Fund
Brown Advisory Small-Cap Value Fund            Shaker Fund (6)
Brown Advisory Value Equity Fund(3)            SteepleView Fund
DF Dent Premier Growth Fund                    Winslow Green Growth Fund
Dover Responsibility Fund (1)

(1) The Trust offers shares of beneficial interest in Institutional, A and C classes of this series.
(2) The Trust offers shares of beneficial interest in Investor, A and C classes of this series.
(3) The Trust offers shares of beneficial interest in an Institutional class of this series.
(4) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(5) The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.
(6) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.



The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST. Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses.

3. SHAREHOLDER VOTING AND OTHER RIGHTS. Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan that pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Upon written request of shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES. The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.


B. FUND OWNERSHIP. As of August 31, 2005, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of the Fund, the table reflects "N/A" for not applicable.


                                                           PERCENTAGE OF
FUND                                                        SHARES OWNED
----------------------------------------------------- ----------------------

Mastrapasqua Growth Fund                                       N/A

----------------------------------------------------- ----------------------


Also as of that date, certain shareholders of record owned 5% or more of the shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of the shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of August 31, 2005, the following persons owned 25% or more of the shares of the Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


CONTROLLING PERSON INFORMATION

----------------------------------------------------- ----------------------

                                                           PERCENTAGE
SHAREHOLDER OF RECORD                                    OF SHARES OWNED

----------------------------------------------------- ----------------------
----------------------------------------------------- ----------------------

Charles Schwab & Co. Inc. - Mutual FD                        72.77%
SPL CSTDY A-C for Excl. Benft. Cust.
101 Montgomery Street
San Francisco, CA 94104

----------------------------------------------------- ----------------------


Charles Schwab & Co. Inc. is a California corporation and a subsidiary of Charles Schwab Corporation.


C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY. Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Forum Funds' Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.   PROXY VOTING PROCEDURES


A copy of the Trust's and the Adviser's proxy voting procedures adopted on behalf of the Fund are included in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the Transfer Agent at (800) 448-0982, (2) via the Fund's website located at www.mastrapasqua.com and (3) on the SEC's website at www.sec.gov.


E.  REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.  FINANCIAL STATEMENTS


The financial statements of the Fund for the year ended May 31, 2005, which are included in the Fund's Annual Report to shareholders, are incorporated herein by reference. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and report of independent registered public accounting firm.

APPENDIX A - DESCRIPTION OF
SECURITIES RATINGS
--------------------------------------------------------------------------------

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

MOODY'S

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S & P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S & P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B - MISCELLANEOUS TABLES
--------------------------------------------------------------------------------

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of fees paid to the Adviser with respect to the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fees received by the Adviser. The data is for the past three fiscal years.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                                 ADVISORY FEE         ADVISORY FEE WAIVED     ADVISORY FEE RETAINED
                                                     PAID
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2005                            $146,621                 $79,042                   $67,579

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2004                             144,449                  59,623                    84,826

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2003                              105,764                 71,059                    34,705

------------------------------------------- ------------------------ ----------------------- ------------------------

TABLE 2 - ADMINISTRATION FEES

The following  table shows the dollar  amount of fees paid to the  Administrator
with  respect  to  the  Fund,   the  amount  of  fee  that  was  waived  by  the
Administrator,  if any, and the actual fees received by the  Administrator.  The data is for the past three fiscal years.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                            ADMINISTRATION FEE PAID    ADMINISTRATION FEE      ADMINISTRATION FEE
                                                                             WAIVED                 RETAINED
------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2005                             $24,433                    $0                    $24,433

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2004                             24,425                      0                     24,425

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2003                             25,626                      0                     25,626

------------------------------------------- ------------------------ ----------------------- ------------------------

TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees paid to the Accountant with respect to the Fund, the amount of fee that was waived by the Accountant, if any, and the actual fees received by the Accountant. The data is for the past three fiscal years.

------------------------------------------- ------------------------ ----------------------- ------------------------
                                              ACCOUNTING FEE PAID    ACCOUNTING FEE WAIVED   ACCOUNTING FEE RETAINED

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2005                             $35,905                    $0                    $35,905

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2004                                 35,172                 0                     35,172

------------------------------------------- ------------------------ ----------------------- ------------------------
------------------------------------------- ------------------------ ----------------------- ------------------------

Year Ended May 31, 2003                             36,901                     0                     36,901

------------------------------------------- ------------------------ ----------------------- ------------------------

TABLE 4 - COMMISSIONS

The following table shows the aggregate brokerage commissions of the Fund. The data is for the past three fiscal years.

------------------------------------------- -----------------------
                                             AGGREGATE BROKERAGE
                                               COMMISSIONS PAID

------------------------------------------- -----------------------
------------------------------------------- -----------------------

Year Ended May 31, 2005                            $24,478

------------------------------------------- -----------------------
------------------------------------------- -----------------------

Year Ended May 31, 2004                             19,575

------------------------------------------- -----------------------
------------------------------------------- -----------------------

Year Ended May 31, 2003                             15,760

------------------------------------------- -----------------------

TABLE 5 - COMPLIANCE FEES

The following tables show the dollar amount of fees accrued by each Fund, the amount of fee that was waived by the Distributor, if any, and the actual fees received by the Distributor.

------------------------------------------------------- ------------------- --------------------- ----------------------
                                                          COMPLIANCE FEE       COMPLIANCE FEE        COMPLIANCE FEE
                         FUND                                ACCRUED               WAIVED               RETAINED
------------------------------------------------------- ------------------- --------------------- ----------------------
------------------------------------------------------- ------------------- --------------------- ----------------------

Year Ended May 31, 2005                                      $10,322                 $0                  $10,322

------------------------------------------------------- ------------------- --------------------- ----------------------

TABLE 6 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.

------------------------------------------- ----------------------------------
REGULAR BROKER OR DEALER                        VALUE OF SECURITIES HELD
------------------------------------------- ----------------------------------
------------------------------------------- ----------------------------------
None                                                       N/A
------------------------------------------- ----------------------------------

TABLE 7 - 5% SHAREHOLDERS


The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of August 31, 2005.


----------------------------------------------- -----------------------------
NAME AND ADDRESS                                         % OF FUND
----------------------------------------------- -----------------------------
----------------------------------------------- -----------------------------

Charles Schwab & Co. Inc. - Mutual FD
SPL CSTDY A-C for Excl. Benft. Cust.                       72.77%
101 Montgomery Street
San Francisco, CA 94104

----------------------------------------------- -----------------------------
----------------------------------------------- -----------------------------

Merrill Lynch Pierce Fenner & Smith,  Inc.
For the Sole Benefit of its Customers                      19.36%
4800 Deer Lake Drive East
Jacksonville, FL 32246

----------------------------------------------- -----------------------------
----------------------------------------------- -----------------------------

National Financial Services Corp.
For Excl. Benft. Cust.                                     5.83%
PO Box 3908
Church Street Station
New York, NY 10008-3908

----------------------------------------------- -----------------------------

APPENDIX C - PROXY VOTING PROCEDURES
--------------------------------------------------------------------------------



                                   FORUM FUNDS
                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                  (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                  (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)       NON-ROUTINE MATTERS

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

                  The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                      [MASTRAPASQUA ASSET MANAGEMENT LOGO]


                             PROXY VOTING PROCEDURES


Mastrapasqua Asset Management, Inc.'s ("MAM" or "the Firm") standard investment management agreement expressly authorizes the Firm to vote proxies on behalf of the client's account. Therefore, unless the client expressly reserves proxy voting responsibility, it is the Firm's responsibility to vote proxies relating to securities held for the client's account.

ERISA ACCOUNTS. Unless proxy voting responsibility has been expressly reserved and is being exercised by another "named fiduciary" for an ERISA plan client, the Firm, as the investment adviser for the account, must vote all proxies relating to securities held for the plan's account. The Firm shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis, to the client or other appropriate person, and shall endeavor to correct any delays or other problems relating to timely delivery of proxies and proxy materials.

Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client's investment. Proxy voting decisions must be made solely in the best interests of the client. In voting proxies, the Firm exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of its clients' investments. Clients are sent a copy of the Firm's proxy voting procedures on an annual basis. In addition, a copy of these guidelines and policies are included in the Firm's ADV Part II, Schedule F.

For proxy voting purposes, the following guidelines should be followed:

1. Routine issues: The Compliance Officer will vote routine issues according to management guidelines. A record of these proxies will be kept in a spreadsheet for further reference.

2. Non-routine issues: The Compliance Officer will request a recommendation from the Research Department. The security analyst (s) will discuss non-routine issues with the Portfolio Manager (s) and will obtain approval prior to the cut-off date. His/her recommendation will be documented and signed by the Portfolio Manager. The Compliance Officer will vote according to the recommendations of the security analyst. A copy of these recommendations will be filed for further reference. In the case of ERISA and AFL-CIO accounts, the Portfolio Manager will approve the vote according to ERISA guidelines (DOL Interpretive Bulletin 94-2) or AFL-CIO guidelines available at the AFL Web site.

3. For additional reference, a list showing MAM individual or institutional ERISA and AFL-CIO clients will be kept along with the voting spreadsheet mentioned above.

4. Upon request, clients may receive a copy of the Firm's voting record for their account.


5. RECORDKEEPING. In accordance with the recordkeeping rules, the Firm will retain:
       (i)  Copies of its proxy  voting  policies and  procedures.
       (ii) A record of each vote cast on behalf of a client.

      (iii) A copy of any document created that was material to the voting decision or that memorializes the basis for that decision.
       (iv) A copy of each written client request for proxy voting information and a copy of any written response by the Firm to any client request for proxy voting information.

     The Firm will maintain these materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in the Firm's principal office.

6. When voting for wrap programs, if ERISA information is not available, proxies will be voted as if subject to ERISA to avoid breach of fiduciary duty.

Direction from a client on a particular proxy vote will take precedence over the guidelines. Where the client has provided proxy voting guidelines to the Firm, those guidelines will be followed, unless it is determined that a different vote would add more value to the client's holding of the security in question. A written explanation of the rationale for the deviation from the client's proxy voting guidelines will be maintained.

Should a material conflict arise between the Firm's interest and that of its clients (i.e. the Firm owns shares in a client, the Firm manage a pension plan for a company whose management is soliciting proxies, or a Firm employee has a relative involved in management at an investee company), the Firm will notify the client in order that the client can engage another party to determine how the conflicted proxy should be voted.

The Firm may refrain from voting the proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

                                     Part C
                                Other Information

Item 23.  Exhibits

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit
              (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

(c)           See Sections 2.04 and 2.07 of the Trust Instrument as filed as
              Exhibit (a).

(d)       (1)  Investment Advisory Agreement between Registrant and H.M.
               Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No.62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

          (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

          (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

          (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

          (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

          (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

          (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

          (9) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (10) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

          (11) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

          (12) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (13) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

          (14) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

          (15) Sub-Advisory   Agreement   between  Brown   Investment   Advisory
               Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

          (16) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

          (17) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

          (18) Interim Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (19) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit
               (d) (19) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (20) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (21) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (22) Form of Investment  Advisory  Agreement  between  Registrant  and
               Insight Capital Research and Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (23) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (24) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (25) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (26) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (27) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (d) (27) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (28) Sub-Advisory   Agreement   between  Brown   Investment   Advisory
               Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (29) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (29) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (30) Form of Interim Investment  Advisory Agreement between Registrant
               and Golden Capital  Management,  LLC (Exhibit   incorporated  by
               reference as filed as Exhibit (d) (30) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (31) Form of Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

 (e)      (1)  Form of Selected Dealer Agreement between Forum Fund Services,
               LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002,accession number 0001004402-02-000540).

          (2) Distribution Agreement between Registrant and Forum Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

(f)            None.

(g)       (1)  Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number
               0001004402-02-000280).

          (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

          (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

          (4) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h)       (1)  Administration Agreement between Registrant and Forum
               Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

          (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

          (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

          (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
               (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

          (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C
               Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

          (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

          (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

          (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (11) Shareholder  Service Plan of Registrant  dated September 14, 2004
               relating  to Brown  Advisory  Funds (Exhibit   incorporated  by
               reference as filed as Exhibit (h) (11) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (12) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

          (13) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (14) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (15) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (16) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

          (17) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h) (17) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (18) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).

          (19) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (20) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated June 30, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (21) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (22) Form of Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (23) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (24) Form of Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (25) Compliance Services Agreement between Registrant and Foreside Fund Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 (Exhibit incorporated by reference as filed as Exhibit (h) (25) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

(i)           Opinion and Consent of Counsel is filed herewith as Exhibit (i).

(j)           Consent of Independent Auditors is filed herewith as Exhibit (j).

(k)           None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number
              0001004402-98-000307).

(m)       (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11,
              2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

          (2)  Rule 12b-1 Plan dated  August 1, 2002 (as  amended  November  18,
               2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

          (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (5) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (6) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (m)(6) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (7) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (m)(7) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (8) Rule 12b-1 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (m)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

          (9) Rule 12b-1 Plan adopted by Registrant for Steepleview Fund (Exhibit incorporated by reference as filed as Exhibit (m) (9) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

(n)       (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002)
              adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

          (2)  Rule 18f-3 Plan dated  August 1, 2002 (as  amended  November  18,
               2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

          (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit
               incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

          (5) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit
               (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (6) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (7) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit
               (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (8) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

(p)       (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

          (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

          (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

          (5) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

          (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

          (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

          (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

          (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

          (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

          (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

          (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

          (17) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

          (18) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

          (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).

          (21) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

          (22) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

          (23) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (24) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (25) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (26) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit
               (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (27) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (28) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (29) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (30) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (31) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (32) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (33) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (34) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (35) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

          (36) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (37) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (38) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (39) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

          (40) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(40) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

          (41) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

          (42) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Exhibit A in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241)).



Item 24.  Persons Controlled by Or Under Common Control with Registrant

         None

Item 25.  Indemnification

         In accordance with Section 3803 of the Delaware Business Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02. Indemnification

         (a) Subject to the exceptions and limitations contained in Section (b) below:

                  (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                    (A) By the court or other body approving the settlement;

                    (B) By at least a majority of those Trustees who are neither
               Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    (C) By written  opinion of  independent  legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

         "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

         "Section 5. Standard of Care. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         With respect to indemnification of the underwriter of the Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                  (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 26.  Business and Other Connections of Investment Adviser

(a)      Adams, Harkness & Hill, Inc.

         The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................


         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................

(b) AH Lisanti Capital Growth, LLC
--------------------------------------------------------------------------------

The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH
Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
                                              ................................... ....................................
(c) Austin Investment Management, Inc.

The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary
(d) Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................


         .................................... .................................... ..................................
         Shauna C. Tweedy                     Chief Financial Officer              Auxier

(e) Bainbridge Capital Management, LLC

The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
                                              .................................... ...................................
         Richard J. Berthy                    President, Manager and Secretary     BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
                                              .................................... ...................................
         Les C. Berthy                        Vice President, Manager and Senior   BCM
                                              Portfolio Manager
                                              .................................... ...................................
         Carl Bright                          Vice President and Treasurer         BCM
                                              .................................... ...................................
                                              President, Regional Sales Manager    Foreside Fund Services, LLC
                                              .................................... ...................................
                                              .................................... ...................................
         Nanette K. Chern                     Chief Compliance Officer             BCM
         ....................................

(f)      Brown Investment Advisory Incorporated

The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital Holdings,
Inc. is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President & Director                 Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         ....................................
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer & Director                 Brown
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary & Director                 Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company
                                              .................................... ..................................
                                              .................................... ..................................
         Patrick J. Ventura                   Chief Compliance Officer             Brown

(g)      Cardinal Capital Management, L.L.C.

The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... ....................................
         .................................... .................................... ...................................
         Amy K. Minella                       Managing Partner                     Cardinal
         .................................... ....................................
         .................................... .................................... ...................................
         Eugene Fox                           Managing Director                    Cardinal
         ....................................
                                              .................................... ...................................
         Robert B. Kirkpatrick                Managing Director                    Cardinal
                                                                                   ...................................


         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer/Chief Compliance Officer

(h) D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent
         .................................... .................................... ..................................

(i) Golden Capital Management, LLC

The  following  chart  reflects the  directors  and  officers of Golden  Capital
Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square,
10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Greg Golden                          Principal, President & CEO           Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jeff C. Moser                        Principal, Managing Director         Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jonathan Cangalosi                   Managing Director                    Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Lynette Alexander                    Managing Director & CCO              Golden Capital Management
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Robi Elnekave                        Managing Director                    Golden Capital Management
         .................................... .................................... ..................................

(j) H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................


(k)      King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................

         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(l) Mastrapasqua & Associates, Inc.

The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee,
37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager


(m) Philadelphia International Advisors, LP

The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         ....................................
                                              .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                                                                   ...................................
                                              ....................................
                                              Board Member                         Japan America Society of Greater
                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         ....................................
                                              .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         ....................................
                                              .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(n) Polaris Capital Management, Inc.

The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(o) Shaker Investments, LLC

The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature. The address of Shaker is 2000 Auburn Drive, Suite 300, Cleveland, Ohio 44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
                                              ................................. .....................................
(p) Spears, Grisanti & Brown, LLC

The following  chart  reflects the directors and officers of Spears,  Grisanti &
Brown,  LLC,  including their business  connections,  which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York,
New York, 10111 and, unless otherwise indicated below, that address is the principal business  address of any  company  with which the  directors  and  officers  are connected.


         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         William G. Spears                    Director and Principal            Spears, Grisanti & Brown
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Vance C.Brown                        Principal                         Spears, Grisanti & Brown
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Christopher C. Grisanti              Principal                         Spears, Grisanti & Brown
                                              ................................. .....................................



(q) Windowpane Advisors, LLC

The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
                                              ................................. .....................................


(r) Hellman, Jordan Management Co., Inc.

The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
                                              ................................. .....................................

(s) Insight Capital Research & Management, Inc.


The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature. The address of Insight is 2121 N. California Blvd., Walnut Creek, California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................

(t)      Walter Scott & Partners Limited


The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Chief Compliance       Walter Scott
                                              Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................

(u) Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Anthony R. Bosch                     Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Brian D. Hlidek                      Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James P. Compson                     Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Christian E. Aymond                  Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alexander H. Petro                   Principal                            Absolute
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Fort Hill Capital Management         Direct Owner                         Absolute
         .................................... .................................... ....................................

(v) Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Theodore R. Aronson                  Managing                             Aronson;
                                              Principal;
                                              Limited                              Member of Aronson+Johnson+Ortiz,
                                              Partner;                             LLC
                                              Member of Aronson+ Johnson+ Ortiz,
                                              LLC
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Martha E. Ortiz                      Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kevin M. Johnson                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Paul E. Dodge                        Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Stefani Cranston                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gina Maria N. Moore                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gregory J. Rogers                    Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Aronson+Johnson+Ortiz, LLC           General Partner                      Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Joseph F. Dietrick                   Chief Compliance                     Aronson
                                              Officer;            Chief Legal
                                              Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Douglas D. Dixon                     Principal; Limited Partner           Aronson
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert B. Wenzinger                  Principal; Limited Partner           Aronson
         .................................... .................................... ....................................

(w)      Bernzott Capital Advisors


The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Kevin Bernzott                       Chairman; CEO;                       Bernzott
                                              Compliance Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter F. Banks                       President;                           Bernzott
                                              Chief Investment Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Dale A. Eucker                       Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Randall A. Schouten                  Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Priscilla A. Olsen                   Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter D. Demartino                   Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Thomas A. Derse                      Chief Financial Officer              Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kathleen A. Loretto                  Director                             Bernzott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Bernzott Capital Advisors  Profit    Shareholder                          Bernzott
         Sharing Plan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Margaret A. Schouten                 Director                             Bernzott
         .................................... .................................... ....................................

(x) Contravisory Research & Management Corp.

The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts
02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         George E. Noonan, Jr.                President                            Contravisory
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William M. Noonan                    Vice President                       Contravisory
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Philip A. Noonan                     Vice President                       Contravisory
         .................................... .................................... ....................................

(y) Grantham, Mayo, Van Otterloo & Co., LLC

The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection


         .................................... .................................... ....................................
         Robert J. Grantham                   Founding                             GMO
                                              Member;
                                              GMO, LLC Board Chairman
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Scott E. Eston                       Member; Chief Financial Officer      GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Richard A. Mayo                      Capital Member                       GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Eyk A.D.M. Van Otterloo              Founding                             GMO
                                              Member;                       GMO,
                                              LLC Board Member
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John W. Rosenblum                    Member;                              GMO
                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Christopher Darnell                  Member; GMO, LLC Board Member;       GMO
                                              Investment Director
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jon L. Hagler                        Member;                              GMO
                                              GMO, LLC Board Member
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Arjun Divecha                        Member; GMO, LLC Board Member;       GMO
                                              Executive Committee
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William Nemerever                    Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Ann M. Spruill                       Member; GMO, LLC Board Member;       GMO
                                              Executive Committee; Investment
                                              Director
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Thomas F. Cooper                     Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Anthony Ryan                         Member; Executive Committee          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Benjamin Inker                       Member; Executive Committee;         GMO
                                              Investment Director
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Julie L. Perniola                    Compliance Officer                   GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert M. Soucy                      Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kirk Ott                             Member; Investment Director          GMO
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Edmond G. Choi                       Member; Investment Director          GMO
         .................................... .................................... ....................................

(z) Horizon Asset Management, Inc.


The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Denise M. Kashey                     Director                             Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Steven Bregman                       Director; President                  Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter Doyle                          Director; Vice President;            Horizon
                                              Secretary
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Thomas C. Ewing                      Director                             Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of                          Horizon
                                              Compliance;               General
                                              Counsel
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John Meditz                          Vice Chairman; Director              Horizon
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Murray Stahl                         Chairman; Treasurer                  Horizon
         .................................... .................................... ....................................

(aa) Kinetics Asset Management, Inc.


The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Bruce P. Abel                        Director; Secretary                  Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lawrence P. Doyle                    Chairman                             Kinetics
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Peter Doyle                          President; CEO;                      Kinetics
                                              Director;              Chief
                                              Investment Strategist
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Andrew M. Fishman                    Director of Compliance               Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Leonid Polyakov                      Director; CFO                        Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James G. Doyle                       Director; Chief Counsel              Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Frank Costa                          Shareholder                          Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kinetics Voting Trust                Trust is Shareholder                 Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Susan C. Conway                      Shareholder                          Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Karen & Larry Doyle Irrevocable      Shareholder                          Kinetics
         Trust
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Karen Doyle Trust                    Shareholder                          Kinetics
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lawrence Doyle Trust                 Shareholder                          Kinetics
         .................................... .................................... ....................................

(bb) Loomis, Sayles & Company, L.P.

The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Loomis, Sayles & Company, Inc.       General Partner of Registrant        Loomis
         ("LSCI")
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management North          Limited Partner of Registrant;       Loomis; Shareholder of IXIS AM
         America, L.P. ("IXIS AM NA")         Shareholder (IXIS AM Holdings)       Holdings
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert J. Blanding                   Chief Executive Officer of           Loomis
                                              Registrant;
                                              Director of General Partner
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kevin P. Charleston                  Chief Financial Officer of           Loomis
                                              Registrant;
                                              Director of General Partner
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Daniel J. Fuss                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John F. Gallagher                    Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lauriann C. Kloppenburg              Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter S. Voss                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John R. Gidman                       Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Donald P. Ryan                       Chief Compliance Officer of          Loomis
                                              Registrant
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jaehoon Park                         Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jean S. Loewenberg                   Chief Legal Officer of Registrant;   Loomis
                                              Director of General Partner
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Mark E. Smith                        Director of General Partner          Loomis
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management Holdings,      Shareholder                          LSCI
         LLC ("IXIS AM Holdings")
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management US, LLC        General Partner                      IXIS AM NA
         ("IXIS AM US LLC")
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management US             Limited                              IXIS AM
         Corporation ("IXIS AM US")           Partner;                             NA;
                                              Member                               IXIS AM US LLC
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         IXIS Asset Management   ("IXIS AM")  Shareholder of Common Stock          IXIS AM US
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Caisse Nationale Des Caisses         Shareholder                          IXIS AM
         D'Epargne ("CNCE")                                                        GROUP;
                                                                                   IXIS AM US
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Caisse Des Depots ET Consignations   Shareholder                          CNCE
         ("CDC")
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         IXIS Asset Management Group          Shareholder                          IXIS AM
         ("IXIS AM GROUP")
         .................................... .................................... ....................................

(cc) Metropolitan West Asset Management, LLC

The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles,
California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Metropolitan West                    Member                               Metropolitan
         Financial, LLC
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Tad Rivelle                          Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Laird R. Landmann                    Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Scott B. Dubchansky                  Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Richard S. Hollander                 Director; Member                     Metropolitan; Member
                                              of                         MW        of                         MW
                                              Holdings, LLC                        Holdings, LLC
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Lara E. Mulpagano                    Chief Operating Officer              Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Stephen M. Kane                      Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Joseph D. Hattesohl                  Chief Financial Officer              Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         David B. Lippman                     Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Anthony C. Scibelli                  Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Patrick A. Moore                     Member                               Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Keith T. Kirk                        Chief Compliance Officer             Metropolitan
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         MW Holdings, LLC                     Interest Owner                       Metropolitan West Financial, LLC
         .................................... .................................... ....................................

(dd) Moody Aldrich Partners, LLC



The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Amory A. Aldrich, Jr.                Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William B. Moody                     Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Robert J. Grantham                   Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Eyk H.A.D.M. Van Otterloo            Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Scott M. Spangler                    Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Michael C. Pierre                    Member                               Moody
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Timothy J. Ehrman                    Member                               Moody
         .................................... .................................... ....................................


(ee) Scout Investment Advisors, Inc.

The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         James L. Moffett                     Chairman; Director                   Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John C. Pauls                        Secretary                            Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Manuel A. Andrade                    Director                             Scout
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         UMB Bank, N.A.                       Shareholder                          Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James A. Reed                        Director; Vice President             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Edward J. McShane                    Director                             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gary W. Dicenzo                      Senior Vice President                Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Bradley S. Kastler                   Chief Compliance Officer             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         William B. Greiner                   President; Chief Executive           Scout
                                              Officer; Chief Investment Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Joseph J. Gazzoli                    Director                             Scout
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         UMB Financial Corporation            Shareholder                          UMB Bank, N.A.
         .................................... .................................... ....................................

(ff) SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         John D. Gottfurcht                   President                            SSI
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Amy J. Gottfurcht                    Chairman; CEO; Secretary             SSI
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         George M. Douglas                    Vice                                 SSI
                                              President;
                                              Chief Investment Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Syed F. Mehdi                        CCO;                                 SSI
                                              Vice President Human Resources
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         David W. Rosenfelder                 Vice                                 SSI
                                              President;
                                              Senior Portfolio Analyst
         .................................... .................................... ....................................

(gg)     TT International Investment Management

The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United
Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Timothy A. Tacchi                    Senior General Partner               TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alexander S.M. Carswell              General Partner; Finance & Admin     TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Mark S. Williams                     General                              TT International
                                              Partner;
                                              Marketing & Client Servicing
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         David J.S. Burnett                   Managing Partner (General)           TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John D. Hobson                       General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Dean L. Smith                        General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Martin A.F. Shenfield                General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Samuel A. Allison                    General                              TT International
                                              Partner;
                                              Chief Compliance Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Richard W. Simpson                   General Partner; Head of IT          TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Pauline S. Pong                      General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Douglas E. Sankey                    General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Margaret A. Leach                    General                              TT International
                                              Partner;
                                              Chief Financial Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Martin A. Pluck                      General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Patrick E. Deane                     General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Mark H. Eady                         General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Nicholas B. Bluffield                General Partner; Macro Trading       TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Anthony J. Moorhouse                 General Partner; Head of Trading     TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Roger S. Bernheim                    General Partner                      TT International
         .................................... .................................... ....................................


         .................................... .................................... ....................................
         Lars J. Nielsen                      General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Helen B. Marsden                     General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Andrew D. Raikes                     General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Gawain M. Barnard                    General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Jonathan P. Bolton                   General Partner                      TT International
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Peter N. Robson                      General Partner                      TT International
         .................................... .................................... ....................................

(hh) TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Geoffrey Gerber                      President; CIO                       TWIN
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James D. Drake                       Controller;                          TWIN
                                              Chief Compliance Officer
         .................................... .................................... ....................................

(ii) Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ....................................
         Donald A. Yacktman                   President; Secretary; Treasurer;     Yacktman
                                              Chief Compliance Officer
         .................................... .................................... ....................................
         .................................... .................................... ....................................
          Ronald W. Ball                      Senior Vice President                Yacktman
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Stephen A. Yacktman                  Vice President                       Yacktman
         .................................... .................................... ....................................

(jj) Merk Investments, LLC

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Axel Merk                            President                            Merk
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Kimberly Schuster                    Chief Compliance Officer             Merk
         .................................... .................................... ..................................


(kk) Dover Corporate Responsibility Management LLC

The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Richard M. Fuscone                   Chairman                             Dover
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael P. Castine                   President                            Dover
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Christopher J. Wolfe                 Director of Research                 Dover
         .................................... .................................... ..................................

Item 27.  Principal Underwriters

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


         American Beacon Funds                                   Henderson Global Funds
         Bridgeway Funds                                         ICM Series Trust
         Century Capital Management Trust                        Monarch Funds
         Forum Funds                                             Sound Shore Fund, Inc.
         Wintergreen Fund. Inc.

(b)      The following are officers of Foreside Fund Services, LLC, the
         Registrant's underwriter. Their business address is Two Portland
         Square, First Floor, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Simon D. Collier                      Managing Director                  President (Principal Executive
                                                                                  Officer)
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              Principal Financial Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         AML Officer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         .....................................
(c)      Not Applicable.

Item 28.  Location of Accounts and Records

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

Item 29.  Management Services

         Not Applicable.

Item 30.  Undertakings

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 194, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on September 30, 2005.



                                    Forum Funds


                                    By: /s/ Simon D. Collier
                                       -----------------------------------------
                                       Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on September 30, 2005.


(a)      Principal Executive Officer

         /s/ Simon D. Collier
         -------------------------------
         Simon D. Collier
         President

(b)      Principal Financial Officer

         /s/ Carl A. Bright
         -------------------------------
         Carl A. Bright
         Principal Financial Officer

(c) A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By:  /s/ David M. Whitaker
              ---------------------------------------
         David M. Whitaker
         Attorney in fact*

 *Pursuant to powers of attorney filed as Other Exhibits (A) to this Registration Statement.

                                  EXHIBIT LIST


(i)     Opinion and Consent of Counsel.

(j)     Consent of Independent Auditors.